UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2013

Date of reporting period:	November 1, 2012 — April 30, 2013

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

FUND SYMBOL
(CLASS A SHARES)

PJMDX

Putnam Absolute Return 500 Fund®

Semiannual report 4 | 30 | 13

A world of investing.™

Putnam Investments

ABSOLUTE RETURN FUNDS are designed for a wide range of investors and pursue positive returns with less volatility over time than more traditional funds.

Putnam
Absolute Return
500 Fund®

Semiannual report
4 | 30 | 13

Message from the Trustees	1

About the fund	2

Performance snapshot	4

Interview with your fund’s portfolio manager	5

Your fund’s performance	10

Your fund’s expenses	12

Terms and definitions	14

Other information for shareholders	15

Financial statements	16

Consider these risks before investing: Our allocation of assets among permitted asset categories may hurt performance. The prices of stocks and bonds in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including both general financial market conditions and factors related to a specific issuer or industry. These risks are generally greater for small and midsize companies. Growth stocks are more susceptible to earnings disappointments, and value stocks may fail to rebound. You can lose money by investing in the fund. Our active trading strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Our use of leverage obtained through derivatives increases these risks by increasing investment exposure. Bond investments are subject to interest-rate risk, which means the prices of the fund’s bond investments are likely to fall if interest rates rise. Bond investments also are subject to credit risk, which is the risk that the issuer of the bond may default on payment of interest or principal. Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds, which may be considered speculative. Unlike bonds, funds that invest in bonds have ongoing fees and expenses. Funds that invest in government securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Additional risks may be associated with emerging-market securities, including illiquidity and volatility. Our use of derivatives may increase these risks by increasing investment exposure (which may be considered leverage) or, in the case of many over-the-counter instruments, because of the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. The fund may not achieve its goal, and it is not intended to be a complete investment program. The fund’s effort to produce lower volatility returns may not be successful and may make it more difficult at times for the fund to achieve its targeted return. In addition, under certain market conditions, the fund may accept greater volatility than would typically be the case, in order to seek its targeted return. Our alpha strategy may lose money or not earn a return sufficient to cover associated trading and other costs. Additional risks are listed in the fund’s prospectus.

Message from the Trustees

Dear Fellow Shareholder:

Equities around the world have generally demonstrated a positive trend in early 2013. However, after a strong 2012, fixed-income markets have been facing challenges and increased volatility in 2013.

Supportive macroeconomic data, notably better housing and employment data in the United States, and the coordinated stimulative monetary policies of central banks around the world are helping to boost equity values, although investor confidence remains tempered. Markets continue to confront a variety of macroeconomic and fiscal challenges worldwide — from budget concerns in the United States to the eurozone’s debt-related troubles.

Investor apprehension today can be linked to the heightened volatility that has challenged markets for over a decade. In this fundamentally changed environment, Putnam’s equity and fixed-income teams are focused on integrating innovative investing ideas into our more time-tested, traditional strategies. It is also important to rely on the guidance of your financial advisor, who can help ensure that your portfolio matches your individual goals and tolerance for risk.

We would like to extend a welcome to new shareholders of the fund and to thank you for investing with Putnam.

Putnam Absolute Return 500 Fund®

Pursuing positive returns with low volatility

Unlike more traditional funds, Putnam Absolute Return Funds pursue positive returns with less volatility over three years or more, and can take steps seeking to reduce specific risks. Freed from the constraints of a traditional benchmark, the 500 Fund can invest in a wide range of securities.

The fund's management team has experience in absolute return investing in up and down markets.

Featured from left to right:

James A. Fetch *(industry since 1994)*

Robert J. Kea, CFA *(industry since 1988)*

Joshua B. Kutin, CFA *(industry since 1998)*

Robert J. Schoen *(industry since 1990)*

Jason R. Vaillancourt, CFA *(industry since 1993)*

The fund is not intended to outperform stocks and bonds during strong market rallies.

Absolute return funds can add investment flexibility to portfolios.

Absolute return funds can pursue a wide range of investments and strategies.

	Absolute return funds	Traditional bond funds	Traditional balanced funds	U.S. stock funds	International stock funds
Absolute flexibility Free to change holdings rather than follow one market or asset class	●				
Defines positive return targets Pursues targeted returns above inflation over a full market cycle (three years or more)	●				
Available strategies					
U.S. bonds	●	●	●		
U.S. stocks	●		●	●	
Foreign bonds	●	●	●		
Foreign stocks	●		●		●
Emerging markets	●				●
Commodities	●				
Hedging strategies	●	●			●
REITs	●				
Cash	●				

All funds involve different levels of risk, have different fees and expenses, and have different objectives that you should consider before investing. See the fund's prospectus for complete details.

The 500 Fund has been less volatile than stocks.

The fund has pursued active strategies to seek to reduce risk.

Standard deviation of returns since fund inception 12/23/08–4/30/13

Treasury bills 0.05%
Putnam Absolute Return 500 Fund® 3.81%
Bonds 2.59%
Stocks 16.45%

Class A shares before sales charge. Stocks are represented by the S&P 500 Index, an unmanaged index of common stock performance. Treasury bills are represented by the BofA Merrill Lynch U.S. Treasury Bill Index, an unmanaged index that tracks the performance of U.S. dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Bonds are represented by the Barclays U.S. Aggregate Bond Index, an unmanaged index of U.S. investment-grade fixed-income securities. You cannot invest directly in an index. Standard deviation measures how widely a set of values varies from the mean. It is a historical measure of the variability of return earned by an investment portfolio. Past performance is not indicative of future results.

2 Absolute Return 500 Fund

Absolute Return 500 Fund 3

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. Share price, principal value, and return will fluctuate, and you may have a gain or a loss when you sell your shares. Performance of class A shares assumes reinvestment of distributions and does not account for taxes. Fund returns in the bar chart do not reflect a sales charge of 5.75%; had they, returns would have been lower. See pages 3, 5, and 10–11 for additional performance information. For a portion of the periods, the fund had expense limitations, without which returns would have been lower. To obtain the most recent month-end performance, visit putnam.com.

* Returns for the six-month period are not annualized, but cumulative.

The fund is not expected to outperform during periods of market rallies.

4	Absolute Return 500 Fund

Interview with your fund’s portfolio manager

Bob, how would you characterize market and fund performance during the six months ended April 30, 2013?

Equity markets performed quite well over the past six months, with major U.S. market averages such as the S&P 500 and the Dow Jones Industrial Average setting new records. Results were more mixed in the bond market. Government and plain-vanilla mortgage-backed bonds had modest gains within a range, while bonds with more credit risk generated better results.

With an absolute return strategy, we can be selective about taking market risk, and we continued to exercise this flexibility during the period. We had favorable results from a wide range of strategies. We anticipate that the trajectory of the portfolio’s performance in the period should help the fund toward its goal of a 5% return above inflation [as measured by U.S. Treasury bills] on an annualized basis over a reasonable period of time. Volatility also remained at the low levels that the fund has historically experienced.

What were some strategies and positions you pursued in the portfolio?

The portfolio was well diversified. We had a significant position in U.S. equities that favored stocks that have historically been less volatile than the overall market. The fund also held a wide range of fixed-income positions, and a small position in commodities. Beyond these market-oriented exposures, the fund

This comparison shows your fund’s performance in the context of broad market indexes for the six months ended 4/30/13. See pages 3, 4, and 10–11 for additional fund performance information. Index descriptions can be found on page 15.

Absolute Return 500 Fund	5

pursued a number of strategies designed to be independent of market direction.

What advantage do you see in targeting less volatile, or “low-beta,” stocks?

One anomaly we have found is that low-beta stocks have historically provided better risk-adjusted returns than the overall market for longer time periods. A stock with low beta has experienced less extreme swings in performance — less movement up and down — than the average of S&P 500 Index stocks.

During the period, the fund’s stock holdings had generally positive results, but lagged market averages during the robust rally, which is not unusual for low-beta stocks. One of the fund’s largest positions, Apple, underperformed the market.

Aside from the U.S. equity holdings, it is worth noting that we had a tactical trade to gain exposure to rallying Japanese equities. This helped results in the semiannual time frame.

You mentioned “non-directional” strategies. Could you provide background on what these are and why you use them?

Non-directional describes a host of strategies that we believe can deliver positive returns regardless of the direction markets take — whether up, down, or sideways. These strategies can help reduce the fund’s overall volatility, and diversify our sources of return and contribute to our goal of greater consistency in performance.

Here’s an example. Currency strategies that benefit from movements in exchange rates have a low correlation with stock and bond market movements, but can generate returns for the fund. During the six-month period we are discussing, currency strategies contributed positively to our results.

Another example is our commodities position, which represented less than 5% of the portfolio in the period. We consider this position non-directional because

Allocations are represented as a percentage of the fund’s net assets as of 4/30/13. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

6	Absolute Return 500 Fund

commodities have low correlation to stock market movements. Within the commodities position we deemphasize energy, which is among the more volatile subsectors. During the semiannual period, commodities did not perform well. Our position included some exposure to gold, which dropped in value during recent months.

Another weak contributor was our non-directional strategy of implementing put and call equity index options, a type of derivative. We used this strategy to help offset the volatility of the stock holdings. During the period, with a sustained rise in the equity markets, the call options traded “in the money,” which had the effect of reducing the fund’s upside equity returns. It was a situation in which the strategy performed as designed to help reduce volatility, while also living up to one of the attributes we have sought to articulate — that the fund may underperform securities markets during a rally.

How did the fund’s fixed-income strategies perform?

Our fixed-income holdings generally posted positive results, although they were more modest than returns from stocks. The fund held some positions in government and other investment-grade bonds, which had among the weakest results, but we saw much better returns from credit-risk strategies.

As in the previous period, we continued to have a fairly large position in high-yield corporate bonds. High-yield bonds advanced, benefiting from the fact that many companies generated strong earnings and the default

This table shows the fund’s top 10 individual holdings and the percentage of the fund’s net assets that each represented as of 4/30/13. Short-term holdings, TBA commitments, and derivatives, if any, are excluded. Holdings may vary over time.

Absolute Return 500 Fund	7

rate remained low. High-yield corporate bonds often follow the lead of equity markets, because many of the same fundamentals, especially earnings and revenues, influence both asset classes. In mortgage credit, non-agency residential mortgage-backed securities [RMBS] performed well thanks to continued investor demand and positive housing fundamentals. Seasoned mezzanine commercial mortgage-backed securities [CMBS] also contributed positive results.

We kept interest-rate risk at a low level, measured by duration, or price sensitivity, to interest-rate movements. This helped limit the impact of interest-rate fluctuations on the fund’s performance. While this reduced performance volatility, it was not a major contributor to returns. In seeking to manage interest-rate risk, we implement strategies with options and futures contracts, which are types of derivatives.

What is your outlook for the fund’s strategy in the coming months?

We’re experiencing a stock market rally that is largely viewed with wariness by investors, it seems, which leaves potential for a pullback. The memories of events like the U.S. banking crisis, Europe’s debt crisis, and Japan’s 2011 earthquake-tsunami have led investors to focus on risks. During the first half of the year, some investor concerns included the fiscal cliff, the budget sequestration, and now, on the horizon, the debt ceiling. However, market fundamentals remain solid; the housing sector appears to be recovering; profits are healthy; and interest rates and inflation are low. The Fed’s bond-buying programs, which are supporting the economy and the markets, appear unlikely to change significantly for the rest of 2013. Japan has seen a surge in GDP growth, and it appears that Europe has stabilized. Meanwhile, stocks remained reasonably valued.

This chart shows how the fund’s top weightings have changed over the past six months. Allocations are represented as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Current period summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the exclusion of as-of trades, if any, and the use of different classifications of securities for presentation purposes. Holdings and allocations may vary over time.

8	Absolute Return 500 Fund

Looking at the fundamentals and market sentiment, we favor continuing the strategies that we have had in place during the first half of the fiscal year. One of the hallmarks of the fund is constant preparation for market volatility through broad diversification and a variety of non-directional strategies. We employ options and futures contracts, which are types of derivatives, that allow us to hedge changes in security values or to manage market risk. At the same time, we position the fund to participate in the market’s potential positive movement, primarily through the equity and credit strategies in fixed income.

Bob, thanks for reviewing the fund’s performance and strategies today.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice.

Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

Portfolio Manager Robert J. Kea is Co-Head of Global Asset Allocation at Putnam. He holds an M.B.A. from Bentley College and a B.A. from the University of Massachusetts, Amherst. A CFA charterholder, he joined Putnam in 1989 and has been in the investment industry since 1988.

In addition to Bob Kea, your fund’s portfolio managers are James A. Fetch; Joshua B. Kutin, CFA; Robert J. Schoen; and Jason R. Vaillancourt, CFA.

A word about derivatives

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use forward currency contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam may enter into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund.

Absolute Return 500 Fund	9

Your fund’s performance

This section shows your fund’s performance, price, and distribution information for periods ended April 30, 2013, the end of the first half of its current fiscal year. In accordance with regulatory requirements for mutual funds, we also include performance information as of the most recent calendar quarter-end and expense information taken from the fund’s current prospectus. Performance should always be considered in light of a fund’s investment strategy. Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. For the most recent month-end performance, please visit the Individual Investors section at putnam.com or call Putnam at 1-800-225-1581. Class R, class R5, class R6, and class Y shares are not available to all investors. See the Terms and Definitions section in this report for definitions of the share classes offered by your fund.

Fund performance Total return for periods ended 4/30/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	25.52%	18.30%	21.48%	19.48%	21.58%	21.58%	22.83%	18.53%	24.16%	26.95%	27.11%	26.95%
Annual average	5.36	3.94	4.57	4.17	4.59	4.59	4.84	3.98	5.10	5.64	5.67	5.64

3 years	12.63	6.15	10.19	7.19	10.25	10.25	11.07	7.18	11.82	13.57	13.72	13.57
Annual average	4.04	2.01	3.29	2.34	3.31	3.31	3.56	2.34	3.79	4.33	4.38	4.33

1 year	4.32	–1.68	3.52	–1.48	3.62	2.62	3.86	0.23	4.12	4.57	4.71	4.57

6 months	2.94	–2.98	2.59	–2.41	2.60	1.60	2.66	–0.93	2.83	3.10	3.24	3.10

Current performance may be lower or higher than the quoted past performance, which cannot guarantee future results. After-sales-charge returns for class A and M shares reflect the deduction of the maximum 5.75% and 3.50% sales charge, respectively, levied at the time of purchase. Class B share returns after contingent deferred sales charge (CDSC) reflect the applicable CDSC, which is 5% in the first year, declining over time to 1% in the sixth year, and is eliminated thereafter. Class C share returns after CDSC reflect a 1% CDSC for the first year that is eliminated thereafter. Class R, R5, R6, and Y shares have no initial sales charge or CDSC. Performance for class R5 and R6 shares prior to their inception is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R5 and R6 shares; had it, returns would have been higher.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

10	Absolute Return 500 Fund

Comparative index returns For periods ended 4/30/13

	BofA Merrill Lynch	Barclays
	U.S. Treasury	U.S. Aggregate
	Bill Index	Bond Index	S&P 500 Index

Life of fund	0.81%	28.31%	103.55%
Annual average	0.19	5.90	17.74

3 years	0.45	17.47	43.54
Annual average	0.15	5.51	12.80

1 year	0.14	3.68	16.89

6 months	0.07	0.90	14.42

Index results should be compared with fund performance before sales charge, before CDSC, or at net asset value.

Fund price and distribution information For the six-month period ended 4/30/13

Distributions	Class A		Class B	Class C	Class M		Class R	Class R5	Class R6	Class Y

Number	1		—	—	1		1	1	1	1

Income	$0.070		—	—	$0.018		$0.047	$0.080	$0.085	$0.099

Capital gains	—		—	—	—		—	—	—	—

Total	$0.070		—	—	$0.018		$0.047	$0.080	$0.085	$0.099

	Before	After	Net	Net	Before	After	Net	Net	Net	Net
	sales	sales	asset	asset	sales	sales	asset	asset	asset	asset
Share value	charge	charge	value	value	charge	charge	value	value	value	value

10/31/12	$11.33	$12.02	$11.18	$11.17	$11.23	$11.64	$11.26	$11.38	$11.38	$11.38

4/30/13	11.59	12.30	11.47	11.46	11.51	11.93	11.53	11.65	11.66	11.63

The classification of distributions, if any, is an estimate. Before-sales-charge share value and current dividend rate for class A and M shares, if applicable, do not take into account any sales charge levied at the time of purchase. After-sales-charge share value, current dividend rate, and current 30-day SEC yield, if applicable, are calculated assuming that the maximum sales charge (5.75% for class A shares and 3.50% for class M shares) was levied at the time of purchase. Final distribution information will appear on your year-end tax forms.

Fund performance as of most recent calendar quarter
Total return for periods ended 3/31/13

	Class A		Class B		Class C		Class M		Class R	Class R5	Class R6	Class Y
(inception dates)	(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)		(12/23/08)	(7/2/12)	(7/2/12)	(12/23/08)

	Before	After					Before	After	Net	Net	Net	Net
	sales	sales	Before	After	Before	After	sales	sales	asset	asset	asset	asset
	charge	charge	CDSC	CDSC	CDSC	CDSC	charge	charge	value	value	value	value

Life of fund	25.19%	17.99%	21.26%	19.26%	21.26%	21.26%	22.50%	18.22%	23.83%	26.62%	26.68%	26.62%
Annual average	5.40	3.95	4.62	4.21	4.62	4.62	4.87	4.00	5.13	5.68	5.69	5.68

3 years	12.85	6.36	10.30	7.30	10.27	10.27	11.08	7.19	11.94	13.70	13.75	13.69
Annual average	4.11	2.08	3.32	2.38	3.31	3.31	3.57	2.34	3.83	4.37	4.39	4.37

1 year	4.70	–1.32	4.00	–1.00	3.91	2.91	4.15	0.51	4.42	4.96	5.00	4.95

6 months	2.31	–3.58	1.96	–3.04	1.87	0.87	2.03	–1.54	2.20	2.48	2.52	2.47

See the discussion following the Fund performance table on page 10 for information about the calculation of fund performance.

Absolute Return 500 Fund	11

Your fund’s expenses

As a mutual fund investor, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. In the most recent six-month period, your fund’s expenses were limited; had expenses not been limited, they would have been higher. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial representative.

Expense ratios

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Net expenses for the fiscal year
ended 10/31/12*‡	1.15%	1.90%	1.90%	1.65%	1.40%	0.90%	0.86%	0.90%

Total annual operating expenses for
the fiscal year ended 10/31/12‡	1.17%	1.92%	1.92%	1.67%	1.42%	0.96%	0.86%	0.92%

Annualized expense ratio for the
six-month period ended 4/30/13†	1.11%	1.86%	1.86%	1.61%	1.36%	0.86%	0.80%	0.86%

Fiscal-year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report. Expenses are shown as a percentage of average net assets.

* Reflects Putnam Management’s contractual obligation to limit expenses through 6/30/14.

† Includes a decrease of 0.04% from annualizing the performance fee adjustment for the six months ended 4/30/13.

‡ Other expenses for class R5 and R6 shares have been annualized. Other expenses for class A, B, C, M, R and Y shares have been restated to reflect current fees.

Expenses per $1,000

The following table shows the expenses you would have paid on a $1,000 investment in the fund from November 1, 2012, to April 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$5.59	$9.34	$9.34	$8.09	$6.84	$4.33	$4.03	$4.33

Ending value (after expenses)	$1,029.40	$1,025.90	$1,026.00	$1,026.60	$1,028.30	$1,031.00	$1,032.40	$1,031.00

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

12	Absolute Return 500 Fund

Estimate the expenses you paid

To estimate the ongoing expenses you paid for the six months ended April 30, 2013, use the following calculation method. To find the value of your investment on November 1, 2012, call Putnam at 1-800-225-1581.

Compare expenses using the SEC’s method

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the following table shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

	Class A	Class B	Class C	Class M	Class R	Class R5	Class R6	Class Y

Expenses paid per $1,000*†	$5.56	$9.30	$9.30	$8.05	$6.80	$4.31	$4.01	$4.31

Ending value (after expenses)	$1,019.29	$1,015.57	$1,015.57	$1,016.81	$1,018.05	$1,020.53	$1,020.83	$1,020.53

* Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 4/30/13. The expense ratio may differ for each share class.

† Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year.

Absolute Return 500 Fund	13

Terms and definitions

Important terms

Total return shows how the value of the fund’s shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Before sales charge, or net asset value, is the price, or value, of one share of a mutual fund, without a sales charge. Before-sales-charge figures fluctuate with market conditions, and are calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

After sales charge is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. After-sales-charge performance figures shown here assume the 5.75% maximum sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is generally a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund’s class B CDSC declines over time from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.

Share classes

Class A shares are generally subject to an initial sales charge and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class B shares are not subject to an initial sales charge. They may be subject to a CDSC.

Class C shares are not subject to an initial sales charge and are subject to a CDSC only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no CDSC (except on certain redemptions of shares bought without an initial sales charge).

Class R shares are not subject to an initial sales charge or CDSC and are available only to certain defined contribution plans.

Class R5 shares and class R6 shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are only available to employer-sponsored retirement plans.

Class Y shares are not subject to an initial sales charge or CDSC, and carry no 12b-1 fee. They are generally only available to corporate and institutional clients and clients in other approved programs.

Fixed-income terms

Current yield is the annual rate of return earned from dividends or interest of an investment. Current yield is expressed as a percentage of the price of a security, fund share, or principal investment.

Mortgage-backed security (MBS), also known as a mortgage “pass-through,” is a type of asset-backed security that is secured by a mortgage or collection of mortgages. The following are types of MBSs:

• Agency “pass-through” has its principal and interest backed by a U.S. government agency, such as the Federal National Mortgage Association (Fannie Mae), Government National Mortgage Association (Ginnie Mae), and Federal Home Loan Mortgage Corporation (Freddie Mac).

• Collateralized mortgage obligation (CMO) represents claims to specific cash flows from pools of home mortgages. The streams of principal and interest payments on the mortgages are distributed to the different classes of CMO interests in “tranches.” Each tranche may have different principal balances, coupon rates, prepayment risks, and maturity dates. A CMO is highly sensitive to changes in interest rates and any resulting change in the rate at which homeowners sell their properties, refinance, or otherwise prepay loans. CMOs are subject to prepayment, market, and liquidity risks.

• Interest-only (IO) security is a type of CMO in which the underlying asset is the interest portion of mortgage, Treasury, or bond payments.

• Non-agency residential mortgage-backed security (RMBS) is an MBS not backed by Fannie Mae, Ginnie Mae, or Freddie Mac. One type of RMBS is an Alt-A mortgage-backed security.

• Commercial mortgage-backed security (CMBS) is secured by the loan on a commercial property.

14	Absolute Return 500 Fund

Yield curve is a graph that plots the yields of bonds with equal credit quality against their differing maturity dates, ranging from shortest to longest. It is used as a benchmark for other debt, such as mortgage or bank lending rates.

Comparative indexes

Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

BofA Merrill Lynch U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S. dollar denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion.

S&P 500 Index is an unmanaged index of common stock performance.

Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.

Other information for shareholders

Important notice regarding delivery of shareholder documents

In accordance with Securities and Exchange Commission (SEC) regulations, Putnam sends a single copy of annual and semiannual shareholder reports, prospectuses, and proxy statements to Putnam shareholders who share the same address, unless a shareholder requests otherwise. If you prefer to receive your own copy of these documents, please call Putnam at 1-800-225-1581, and Putnam will begin sending individual copies within 30 days.

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2012, are available in the Individual Investors section of putnam.com, and on the SEC’s website, www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s website at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website or the operation of the Public Reference Room.

Trustee and employee fund ownership

Putnam employees and members of the Board of Trustees place their faith, confidence, and, most importantly, investment dollars in Putnam mutual funds. As of April 30, 2013, Putnam employees had approximately $381,000,000 and the Trustees had approximately $91,000,000 invested in Putnam mutual funds. These amounts include investments by the Trustees’ and employees’ immediate family members as well as investments through retirement and deferred compensation plans.

Absolute Return 500 Fund	15

Financial statements

A guide to financial statements

These sections of the report, as well as the accompanying Notes, constitute the fund’s financial statements.

The fund’s portfolio lists all the fund’s investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund’s net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the liquidation preference of preferred shares.)

Statement of operations shows the fund’s net investment gain or loss. This is done by first adding up all the fund’s earnings — from dividends and interest income — and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings — as well as any unrealized gains or losses over the period — is added to or subtracted from the net investment result to determine the fund’s net gain or loss for the fiscal period.

Statement of changes in net assets shows how the fund’s net assets were affected by the fund’s net investment gain or loss, by distributions to shareholders, and by changes in the number of the fund’s shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year.

Financial highlights provide an overview of the fund’s investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlights table also includes the current reporting period.

16	Absolute Return 500 Fund

The fund’s portfolio 4/30/13 (Unaudited)

COMMON STOCKS (30.7%)*	Shares	Value

Basic materials (0.7%)
Bemis Co., Inc.	14,100	$554,835

International Flavors & Fragrances, Inc.	9,881	762,714

Packaging Corp. of America	14,700	699,132

PPG Industries, Inc.	11,699	1,721,391

Sherwin-Williams Co. (The)	8,480	1,552,773

Sigma-Aldrich Corp.	5,900	464,271

		5,755,116
Capital goods (1.0%)
Ball Corp.	18,442	813,661

Boeing Co. (The)	12,600	1,151,766

General Dynamics Corp.	16,900	1,249,924

Lockheed Martin Corp.	8,180	810,556

Northrop Grumman Corp.	14,094	1,067,480

Raytheon Co.	18,634	1,143,755

Rockwell Collins, Inc.	7,100	446,732

Roper Industries, Inc.	6,064	725,558

United Technologies Corp.	11,600	1,058,964

		8,468,396
Communication services (1.0%)
AT&T, Inc.	54,800	2,052,808

CenturyLink, Inc.	23,200	871,624

IAC/InterActiveCorp.	20,997	988,329

SBA Communications Corp. Class A †	6,000	473,940

Verizon Communications, Inc.	68,796	3,708,792

		8,095,493
Conglomerates (1.9%)
3M Co.	31,100	3,256,481

Danaher Corp.	29,700	1,809,918

General Electric Co.	53,000	1,181,370

Marubeni Corp. (Japan)	474,000	3,389,014

Mitsubishi Corp. (Japan)	176,700	3,168,401

Mitsui & Co., Ltd. (Japan)	226,900	3,114,245

		15,919,429
Consumer cyclicals (4.3%)
Advance Auto Parts, Inc.	5,799	486,420

Amazon.com, Inc. †	13,017	3,303,845

AutoZone, Inc. †	2,410	985,907

Dillards, Inc. Class A	8,100	667,521

Dollar General Corp. †	13,100	682,379

Dollar Tree, Inc. †	15,884	755,443

Ecolab, Inc.	23,872	2,020,049

Equifax, Inc.	8,064	493,517

Home Depot, Inc. (The)	52,800	3,872,880

Kimberly-Clark Corp.	25,219	2,602,349

Macy’s, Inc.	10,300	459,380

MasterCard, Inc. Class A	6,600	3,649,338

McGraw-Hill Cos., Inc. (The)	17,113	925,984

MSC Industrial Direct Co., Inc. Class A	3,799	299,361

Absolute Return 500 Fund	17

COMMON STOCKS (30.7%)* cont.	Shares	Value

Consumer cyclicals cont.
O’Reilly Automotive, Inc. †	7,900	$847,828

Omnicom Group, Inc.	17,452	1,043,106

Paychex, Inc.	40,300	1,467,323

PetSmart, Inc.	7,935	541,484

Priceline.com, Inc. †	2,617	1,821,406

Ross Stores, Inc.	13,500	891,945

Scripps Networks Interactive Class A	7,000	466,060

Target Corp.	32,238	2,274,713

Time Warner, Inc.	46,100	2,755,858

Towers Watson & Co. Class A	4,800	350,016

Tractor Supply Co.	5,600	600,152

Verisk Analytics, Inc. Class A †	9,709	595,065

Viacom, Inc. Class B	27,849	1,782,058

Wal-Mart Stores, Inc.	2,600	202,072

		36,843,459
Consumer staples (3.7%)
Altria Group, Inc.	65,700	2,398,707

Church & Dwight Co., Inc.	10,300	658,067

Coca-Cola Co. (The)	13,800	584,154

Colgate-Palmolive Co.	19,700	2,352,377

Dunkin’ Brands Group, Inc.	7,500	291,075

General Mills, Inc.	44,800	2,258,816

H.J. Heinz Co.	24,800	1,796,016

Hershey Co. (The)	14,200	1,266,072

ITOCHU Corp. (Japan)	321,000	3,967,841

JM Smucker Co. (The)	6,600	681,318

Kellogg Co.	20,900	1,359,336

Kraft Foods Group, Inc.	12,900	664,221

McDonald’s Corp.	10,900	1,113,326

Panera Bread Co. Class A †	2,444	433,150

PepsiCo, Inc.	23,300	1,921,551

Philip Morris International, Inc.	17,794	1,700,928

Procter & Gamble Co. (The)	16,500	1,266,705

Reynolds American, Inc.	27,800	1,318,276

Starbucks Corp.	36,908	2,245,483

Sumitomo Corp. (Japan)	264,600	3,300,545

		31,577,964
Energy (2.4%)
Chevron Corp.	48,145	5,874,171

ConocoPhillips	23,800	1,438,710

Deepocean Group (Shell) (acquired 6/9/11, cost $357,150)
(Norway) ∆∆	24,587	368,805

Diamond Offshore Drilling, Inc.	8,100	559,710

EQT Corp.	10,100	758,712

Exxon Mobil Corp.	89,902	8,000,379

Noble Energy, Inc.	5,600	634,424

Oceaneering International, Inc.	9,400	659,598

Phillips 66	25,700	1,566,415

Spectra Energy Corp.	32,506	1,024,914

		20,885,838

18	Absolute Return 500 Fund

COMMON STOCKS (30.7%)* cont.	Shares	Value

Financials (4.3%)
Alleghany Corp. †	3,000	$1,181,220

Allied World Assurance Co. Holdings AG	7,582	688,521

American Express Co.	20,400	1,395,564

Arch Capital Group, Ltd. †	12,700	673,862

Arthur J Gallagher & Co.	22,000	933,900

Bank of Hawaii Corp.	28,919	1,379,147

Berkshire Hathaway, Inc. Class B †	7,438	790,808

BlackRock, Inc.	3,600	959,400

Chubb Corp. (The)	22,399	1,972,680

Cullen/Frost Bankers, Inc.	30,600	1,848,546

Discover Financial Services	57,100	2,497,554

Essex Property Trust, Inc. R	2,600	408,330

Everest Re Group, Ltd.	9,136	1,233,269

Federal Realty Investment Trust R	4,197	491,091

Health Care REIT, Inc. R	14,400	1,079,568

IntercontinentalExchange, Inc. †	9,600	1,564,128

JPMorgan Chase & Co.	17,500	857,675

Northern Trust Corp.	27,900	1,504,368

PartnerRe, Ltd.	11,400	1,075,476

People’s United Financial, Inc.	171,597	2,258,217

Public Storage R	7,600	1,254,000

Rayonier, Inc. R	8,511	505,724

RenaissanceRe Holdings, Ltd.	9,962	935,332

Simon Property Group, Inc. R	13,700	2,439,559

T. Rowe Price Group, Inc.	29,300	2,124,250

Tanger Factory Outlet Centers R	7,200	267,264

Validus Holdings, Ltd.	20,548	793,358

Visa, Inc. Class A	17,000	2,863,820

Wells Fargo & Co.	22,400	850,752

		36,827,383
Health care (3.5%)
Abbott Laboratories	40,265	1,486,584

AbbVie, Inc.	41,065	1,891,043

AmerisourceBergen Corp.	26,989	1,460,645

Amgen, Inc.	21,200	2,209,252

Becton, Dickinson and Co.	10,600	999,580

Bristol-Myers Squibb Co.	46,800	1,858,896

C.R. Bard, Inc.	9,527	946,603

Cardinal Health, Inc.	34,474	1,524,440

Eli Lilly & Co.	28,599	1,583,813

Henry Schein, Inc. †	10,600	958,240

Johnson & Johnson	16,800	1,431,864

McKesson Corp.	21,313	2,255,342

Merck & Co., Inc.	75,600	3,553,200

Perrigo Co.	3,399	405,875

Pfizer, Inc.	175,800	5,110,506

Quest Diagnostics, Inc.	17,100	963,243

Ventas, Inc. R	15,800	1,258,154

		29,897,280

Absolute Return 500 Fund	19

COMMON STOCKS (30.7%)* cont.	Shares	Value

Technology (6.5%)
Analog Devices, Inc.	27,358	$1,203,478

Apple, Inc.	67,859	30,044,572

Avago Technologies, Ltd.	28,032	895,903

Google, Inc. Class A †	4,198	3,461,545

Harris Corp.	9,800	452,760

Honeywell International, Inc.	36,500	2,684,210

IBM Corp.	28,719	5,816,746

Intuit, Inc.	28,745	1,714,352

L-3 Communications Holdings, Inc.	6,541	531,456

Linear Technology Corp.	27,700	1,011,050

Maxim Integrated Products, Inc.	33,600	1,039,248

Microsoft Corp.	50,219	1,662,249

Motorola Solutions, Inc.	23,200	1,327,040

Texas Instruments, Inc.	63,000	2,281,230

Xilinx, Inc.	29,200	1,106,972

		55,232,811
Transportation (0.6%)
C.H. Robinson Worldwide, Inc.	10,500	623,595

Copa Holdings SA Class A (Panama)	2,797	351,247

J. B. Hunt Transport Services, Inc.	6,721	477,661

Southwest Airlines Co.	50,327	689,480

United Parcel Service, Inc. Class B	33,686	2,891,606

		5,033,589
Utilities and power (0.8%)
Consolidated Edison, Inc.	33,100	2,106,815

DTE Energy Co.	26,792	1,952,601

Kinder Morgan, Inc.	25,200	985,320

Pinnacle West Capital Corp.	16,123	981,891

SCANA Corp.	21,800	1,181,559

		7,208,186

Total common stocks (cost $217,887,382)		$261,744,944

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (18.7%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.6%)
Government National Mortgage Association Pass-Through Certificates
3s, TBA, May 1, 2043	$5,000,000	$5,311,328

		5,311,328
U.S. Government Agency Mortgage Obligations (18.1%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
3s, TBA, May 1, 2043	9,000,000	9,376,172

Federal National Mortgage Association Pass-Through Certificates
3s, TBA, June 1, 2043	63,000,000	65,724,259
3s, TBA, May 1, 2043	76,000,000	79,497,174

		154,597,605

Total U.S. government and agency mortgage obligations (cost $157,729,220)		$159,908,933

20	Absolute Return 500 Fund

U.S. TREASURY OBLIGATIONS (—%)*		Principal amount	Value

U.S. Treasury Notes 5/8s, November 30, 2017 [i]		$130,000	$130,521

Total U.S. treasury obligations (cost $130,521)			$130,521

CORPORATE BONDS AND NOTES (12.8%)*		Principal amount	Value

Basic materials (0.7%)
Alcoa, Inc. sr. unsec. unsub. notes 5.55s, 2017		$339,000	$372,184

ArcelorMittal sr. unsec. unsub. notes 6 1/8s, 2018 (France)		339,000	371,339

BHP Billiton Finance USA, Ltd. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2014 (Australia)		339,000	354,831

Cemex Finance, LLC 144A company guaranty sr. bonds 9 1/2s,
2016 (Mexico)		1,000,000	1,075,000

Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s, 2015		565,000	615,585

E.I. du Pont de Nemours & Co. sr. unsec. notes 2.8s, 2023		455,000	466,567

INEOS Finance PLC 144A company guaranty sr. notes 9s, 2015
(United Kingdom)		1,020,000	1,068,450

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. notes
9s, 2019 (Australia)		445,000	615,642

SGL Carbon SE company guaranty sr. sub. FRN notes
Ser. EMTN, 1.476s, 2015 (Germany)	EUR	100,000	129,737

US Coatings Acquisition, Inc./Flash Dutch 2 BV 144A company
guaranty sr. notes 5 3/4s, 2021 (Netherlands)		$100,000	139,926

Vale Overseas, Ltd. company guaranty sr. unsec. unsub. notes
6 1/4s, 2017 (Brazil)		395,000	456,021

			5,665,282
Capital goods (0.3%)
Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		200,000	235,173

Boeing Co. (The) sr. unsec. unsub. notes 3 1/2s, 2015		252,000	265,585

Caterpillar Financial Services Corp. sr. unsec. notes 6 1/8s, 2014		616,000	644,285

Deere & Co. sr. unsec. notes 6.95s, 2014		252,000	268,217

General Cable Corp. company guaranty sr. unsec. unsub. FRN
notes 2.659s, 2015		85,000	83,938

KION Finance SA 144A sr. notes 6 3/4s, 2020 (Luxembourg)		145,000	207,554

United Technologies Corp. sr. unsec. unsub. notes 4 7/8s, 2015		452,000	491,091

			2,195,843
Communication services (2.0%)
America Movil SAB de CV company guaranty unsec. unsub.
notes 5 1/2s, 2014 (Mexico)		339,000	352,043

AT&T, Inc. sr. unsec. unsub. notes 2 1/2s, 2015		2,579,000	2,679,122

Cellco Partnership/Verizon Wireless Capital, LLC sr. unsec.
unsub. notes 5.55s, 2014		452,000	467,946

Comcast Corp. company guaranty sr. unsec. unsub. notes
2.85s, 2023		1,265,000	1,300,133

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023		840,000	879,900

Deutsche Telekom International Finance BV company guaranty
sr. unsec. unsub. notes 5 3/4s, 2016 (Netherlands)		452,000	509,418

DISH DBS Corp. 144A sr. unsec. notes 4 1/4s, 2018		1,500,000	1,473,750

Intelsat Luxembourg SA 144A sr. unsec. notes 6 3/4s,
2018 (Luxembourg)		700,000	736,750

Lynx I Corp. 144A sr. notes 6s, 2021		530,000	868,556

NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		245,000	252,350

Absolute Return 500 Fund	21

CORPORATE BONDS AND NOTES (12.8%)* cont.		Principal amount	Value

Communication services cont.
Qwest Corp. sr. unsec. unsub. notes 6 1/2s, 2017		$510,000	$591,227

Sprint Nextel Corp. sr. unsec. notes 6s, 2016		265,000	287,525

Telecom Italia Capital SA company guaranty notes 5 1/4s,
2015 (Italy)		508,000	542,190

Telefonica Emisiones SAU company guaranty notes 6.421s,
2016 (Spain)		250,000	281,715

Telefonica Emisiones SAU company guaranty sr. unsec. notes
4.949s, 2015 (Spain)		315,000	331,695

Telenet Finance V Luxembourg SCA 144A bonds 6 3/4s,
2024 (Luxembourg)	EUR	130,000	179,738

Telenet Finance V Luxembourg SCA 144A bonds 6 1/4s,
2022 (Luxembourg)		$185,000	251,547

Time Warner Cable, Inc. company guaranty sr. unsec. notes
5.85s, 2017		955,000	1,114,349

Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
144A company guaranty sr. notes 7 1/2s, 2019 (Germany)		560,000	613,623

Verizon Communications, Inc. sr. unsec. notes 5.55s, 2016		1,459,000	1,642,984

Vodafone Group PLC sr. unsec. unsub. notes 5 5/8s, 2017
(United Kingdom)		508,000	588,964

WideOpenWest Finance, LLC/WideOpenWest Capital Corp.
144A company guaranty sr. unsec. notes 10 1/4s, 2019		1,110,000	1,248,750

Wind Acquisition Finance SA 144A company guaranty sr. notes
7 1/4s, 2018 (Luxembourg)		335,000	353,425

			17,547,700
Consumer cyclicals (0.8%)
Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		890,000	941,175

Daimler Finance North America, LLC company guaranty
6 1/2s, 2013		282,000	291,060

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s, 2016		282,000	318,636

ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	625,000	839,556

News America, Inc. company guaranty sr. unsec. notes
4 1/2s, 2021		$452,000	519,875

Owens Corning company guaranty sr. unsec. notes 9s, 2019		36,000	45,990

Realogy Corp. 144A company guaranty sr. notes 7 5/8s, 2020		200,000	229,500

RSI Home Products, Inc. 144A company guaranty notes
6 7/8s, 2018		475,000	498,750

Target Corp. sr. unsec. notes 5 3/8s, 2017		452,000	528,895

Time Warner, Inc. company guaranty sr. unsec. notes
5 7/8s, 2016		729,000	849,086

Travelport, LLC/Travelport Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 13 7/8s, 2016 ‡‡		71,875	72,234

TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 7s, 2014		1,000,000	1,046,250

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 3.2s, 2014		1,068,000	1,100,594

			7,281,601
Consumer staples (0.9%)
Altria Group, Inc. company guaranty sr. unsec. notes
4 1/8s, 2015		663,000	713,671

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr.
unsec. unsub. notes 4 1/8s, 2015		616,000	652,332

22	Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (12.8%)* cont.		Principal amount	Value

Consumer staples cont.
Coca-Cola Co. (The) sr. unsec. notes 1.8s, 2016		$282,000	$292,109

Constellation Brands, Inc. company guaranty sr. unsec. unsub.
notes 7 1/4s, 2016		260,000	299,000

CVS Corp. sr. unsec. notes 5 3/4s, 2017		193,000	228,198

Diageo Capital PLC company guaranty sr. unsec. unsub. notes
5 3/4s, 2017 (United Kingdom)		339,000	405,182

Hawk Acquisition Sub, Inc. 144A sr. notes 4 1/4s, 2020		895,000	906,188

Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	500,000	696,904

Kroger Co. (The) company guaranty sr. unsec. unsub.
notes 6.4s, 2017		$282,000	336,805

Mondelez International, Inc. sr. unsec. unsub. notes 4 1/8s, 2016		1,068,000	1,162,695

PepsiCo, Inc. sr. unsec. unsub. notes 3.1s, 2015		786,000	822,040

Philip Morris International, Inc. sr. unsec. unsub. notes
5.65s, 2018		339,000	408,308

Procter & Gamble Co. (The) sr. unsec. notes 3 1/2s, 2015		452,000	475,951

			7,399,383
Energy (1.3%)
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		285,000	328,425

BP Capital Markets PLC company guaranty sr. unsec. notes
3 7/8s, 2015 (United Kingdom)		252,000	267,033

BP Capital Markets PLC company guaranty sr. unsec. unsub.
notes 4 1/2s, 2020 (United Kingdom)		200,000	231,814

Chesapeake Energy Corp. company guaranty sr. unsec. notes
9 1/2s, 2015		435,000	491,550

Comstock Resources, Inc. company guaranty sr. unsub. notes
8 3/8s, 2017		560,000	597,100

ConocoPhillips company guaranty sr. unsec. notes 4.6s, 2015		899,000	960,977

EnCana Holdings Finance Corp. company guaranty sr. unsec.
unsub. notes 5.8s, 2014 (Canada)		395,000	414,945

FTS International Services, LLC/FTS International Bonds, Inc.
144A company guaranty sr. unsec. unsub. notes 8 1/8s, 2018		750,000	802,500

Gazprom Via OAO White Nights Finance BV notes 10 1/2s,
2014 (Russia)		500,000	541,835

Hercules Offshore, Inc. 144A company guaranty sr. notes
7 1/8s, 2017		100,000	108,500

Peabody Energy Corp. company guaranty sr. unsec. notes
7 3/8s, 2016		65,000	74,425

Petroleos de Venezuela SA sr. unsec. notes 4.9s,
2014 (Venezuela)		2,295,000	2,187,020

Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		225,000	240,469

Shell International Finance BV company guaranty sr. unsec.
notes 3.1s, 2015 (Netherlands)		786,000	830,064

Whiting Petroleum Corp. company guaranty notes 7s, 2014		125,000	130,000

WPX Energy, Inc. sr. unsec. unsub. notes 5 1/4s, 2017		2,000,000	2,140,000

XTO Energy, Inc. sr. unsec. unsub. notes 6 1/4s, 2017		339,000	414,863

			10,761,520
Financials (4.3%)
Air Lease Corp. sr. unsec. notes 4 1/2s, 2016		1,000,000	1,042,500

Allstate Corp. (The) sr. unsec. unsub. notes 5s, 2014		339,000	358,168

American Express Credit Corp. sr. unsec. unsub. notes
5 1/8s, 2014		1,012,000	1,072,793

Absolute Return 500 Fund	23

CORPORATE BONDS AND NOTES (12.8%)* cont.		Principal amount	Value

Financials cont.
American International Group, Inc. sr. unsec. notes Ser. MTN,
5.45s, 2017		$565,000	$646,748

Bank of America Corp. sr. unsec. notes 5 3/4s, 2017		3,585,000	4,167,165

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes
1.969s, 2017		450,000	464,407

Barclays Bank PLC sr. unsec. unsub. notes 5.2s, 2014
(United Kingdom)		616,000	648,370

BB&T Corp. unsec. sub. notes 5.2s, 2015		339,000	375,601

Berkshire Hathaway, Inc. sr. unsec. unsub. notes 3.2s, 2015		1,233,000	1,293,431

Capital One Financial Corp. sr. unsec. unsub. notes 6 3/4s, 2017		452,000	547,915

CIT Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2018		900,000	994,500

Citigroup, Inc. sr. unsec. notes 6 1/8s, 2018		380,000	457,364

Credit Suisse of New York sr. unsec. notes 5 1/2s, 2014		1,402,000	1,471,148

Deutsche Bank AG London sr. unsec. notes 6s, 2017
(United Kingdom)		616,000	734,059

E*Trade Financial Corp. sr. notes 6 3/4s, 2016		980,000	1,060,850

E*Trade Financial Corp. sr. unsec. unsub. notes 6 3/8s, 2019		90,000	96,750

General Electric Capital Corp. sr. unsec. unsub. notes 6s, 2019		3,535,000	4,330,926

Goldman Sachs Group, Inc. (The) sr. unsec. notes 6 1/4s, 2017		2,748,000	3,232,533

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. debs.
FRB bonds 8 1/8s, 2038		530,000	630,038

HSBC Finance Corp. sr. unsec. sub. notes 6.676s, 2021		740,000	895,439

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		300,000	312,375

JPMorgan Chase & Co. sr. unsec. unsub. notes 3.7s, 2015		3,031,000	3,180,243

Metropolitan Life Global Funding I 144A notes 3s, 2023		450,000	458,537

PNC Funding Corp. bank guaranty sr. unsec. notes 3 5/8s, 2015		283,000	297,581

Prudential Financial, Inc. sr. disc. unsec. unsub. notes Ser. MTN,
4 3/4s, 2015		565,000	615,503

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022 R		395,000	421,170

SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		395,000	463,837

UBS AG/Stamford CT sr. unsec. notes Ser. DPNT, 3 7/8s, 2015		300,000	315,381

US Bancorp sr. unsec. unsub. notes 2.45s, 2015		452,000	470,332

Vnesheconombank Via VEB Finance PLC 144A bank guaranty,
sr. unsec. unsub. bonds 6.8s, 2025 (Russia)		250,000	300,625

VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		500,000	543,750

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		1,600,000	1,794,400

Wells Fargo & Co. sr. unsec. unsub. notes 5 5/8s, 2017		2,301,000	2,726,556

Westpac Banking Corp. sr. unsec. unsub. notes 3s,
2015 (Australia)		395,000	415,168

			36,836,163
Health care (1.0%)
Amgen, Inc. sr. unsec. notes 5.85s, 2017		339,000	400,685

AstraZeneca PLC sr. unsub. notes 5.9s, 2017 (United Kingdom)		339,000	407,895

CIGNA Corp. sr. unsec. unsub. notes 4 1/2s, 2021		305,000	346,095

ConvaTec Healthcare E SA 144A sr. notes 7 3/8s,
2017 (Luxembourg)	EUR	415,000	590,104

Fresenius US Finance II, Inc. 144A sr. unsec. notes 9s, 2015		$235,000	270,838

24	Absolute Return 500 Fund

CORPORATE BONDS AND NOTES (12.8%)* cont.	Principal amount	Value

Health care cont.
GlaxoSmith Kline Capital, Inc. company guaranty sr. unsec.
unsub. notes 4 3/8s, 2014	$452,000	$469,190

HCA, Inc. sr. notes 6 1/2s, 2020	610,000	702,263

Health Net, Inc. sr. unsec. bonds 6 3/8s, 2017	1,240,000	1,340,750

Merck & Co., Inc. sr. unsec. notes 4s, 2015	508,000	545,424

Novartis Capital Corp. company guaranty sr. unsec.
notes 2.9s, 2015	452,000	473,470

Pfizer, Inc. sr. unsec. notes 5.35s, 2015	1,068,000	1,161,789

Rottapharm Ltd. 144A sr. unsec. notes 6 1/8s, 2019 (Ireland)	270,000	365,259

Service Corporation International sr. notes 7s, 2017	170,000	195,500

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018	665,000	748,956

Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	40,000	45,200

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018	339,000	411,107

WellPoint, Inc. unsec. unsub. notes 5 1/4s, 2016	157,000	174,470

		8,648,995
Technology (0.3%)
Cisco Systems, Inc. sr. unsec. unsub. notes 5 1/2s, 2016	508,000	577,106

Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	452,000	471,307

IBM Corp. sr. unsec. notes 5.7s, 2017	673,000	805,878

Oracle Corp. sr. unsec. notes 5 1/4s, 2016	616,000	691,924

Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	395,000	416,842

		2,963,057
Transportation (—%)
United Parcel Service, Inc. sr. unsec. unsub. notes 3 7/8s, 2014	339,000	349,625

		349,625
Utilities and power (1.2%)
AES Corp. (VA) sr. unsec. unsub. notes 9 3/4s, 2016	210,000	254,100

AES Corp. (VA) sr. unsec. unsub. notes 8s, 2017	1,035,000	1,239,413

Appalachian Power Co. sr. unsec. unsub. notes 7s, 2038	189,000	261,040

Carolina Power & Light Co. 1st mtge. bonds 5.3s, 2019	280,000	337,268

Consolidated Edison Co. of New York sr. unsec. notes
7 1/8s, 2018	157,000	203,809

Dominion Resources, Inc. sr. unsec. unsub. notes
Ser. 07-A, 6s, 2017	880,000	1,057,560

Duke Energy Carolinas, LLC sr. unsec. unsub. notes 6.3s, 2014	880,000	917,266

El Paso Corp. sr. unsec. notes 7s, 2017	225,000	258,865

Electricite de France SA 144A unsec. sub. FRN notes 5 1/4s,
perpetual maturity (France)	625,000	625,781

Enterprise Products Operating, LLC company guaranty sr.
unsec. unsub. bonds Ser. L, 6.3s, 2017	395,000	474,877

Exelon Corp. sr. unsec. notes 4.9s, 2015	827,000	893,269

FirstEnergy Corp. sr. unsec. unsub. notes Ser. C, 7 3/8s, 2031	220,000	263,187

FPL Group Capital, Inc. company guaranty sr. unsec. notes
7 7/8s, 2015	282,000	330,653

Kinder Morgan Energy Partners LP notes 6s, 2017	452,000	525,996

National Rural Utilities Cooperative Finance Corp. sr. bonds
10 3/8s, 2018	226,000	328,754

Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018	315,000	423,075

Pacific Gas & Electric Co. sr. unsec. bonds 4.8s, 2014	220,000	227,581

Southern Power Co. sr. unsec. notes Ser. D, 4 7/8s, 2015	339,000	369,054

Absolute Return 500 Fund	25

CORPORATE BONDS AND NOTES (12.8%)* cont.	Principal amount	Value

Utilities and power cont.
Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A,
9 1/2s, 2019	$275,000	$375,215

TransCanada Pipelines, Ltd. sr. unsec. unsub. notes 6 1/2s,
2018 (Canada)	395,000	492,488

		9,859,251

Total corporate bonds and notes (cost $103,453,426)		$109,508,420

MORTGAGE-BACKED SECURITIES (11.8%)*	Principal amount	Value

Agency collateralized mortgage obligations (3.5%)
Federal Home Loan Mortgage Corp.
IFB Ser. 2990, Class LB, 16.438s, 2034	$189,497	$264,956
IFB Ser. 4098, Class MS, IO, 6.501s, 2041	2,955,124	599,299
IFB Ser. 3859, Class SG, IO, 6.501s, 2039	604,305	66,564
IFB Ser. 3727, Class PS, IO, 6.501s, 2038	1,975,611	154,867
IFB Ser. 3860, Class SP, IO, 6.401s, 2040	1,312,256	185,094
IFB Ser. 3856, Class PS, IO, 6.401s, 2040	801,944	101,272
IFB Ser. 3803, Class SP, IO, 6.401s, 2038	2,110,138	158,260
IFB Ser. 3861, Class PS, IO, 6.401s, 2037	1,102,755	150,559
IFB Ser. 3708, Class SQ, IO, 6.351s, 2040	5,322,447	726,993
IFB Ser. 3907, Class KS, IO, 6.351s, 2040	2,256,457	281,437
IFB Ser. 3708, Class SA, IO, 6.251s, 2040	8,683,614	1,164,820
IFB Ser. 3934, Class SA, IO, 6.201s, 2041	1,316,462	221,574
IFB Ser. 3232, Class KS, IO, 6.101s, 2036	1,438,745	146,572
IFB Ser. 3116, Class AS, IO, 5.901s, 2034	1,528,821	110,641
IFB Ser. 3964, Class SA, IO, 5.801s, 2041	6,681,628	952,132
IFB Ser. 3852, Class NT, 5.801s, 2041	3,190,481	3,474,114
IFB Ser. 3752, Class PS, IO, 5.801s, 2040	2,422,366	311,662
Ser. 3632, Class CI, IO, 5s, 2038	296,371	13,432
Ser. 3626, Class DI, IO, 5s, 2037	129,086	3,614
Ser. 304, Class C27, IO, 4 1/2s, 2042	2,613,559	385,500
Ser. 4122, Class TI, IO, 4 1/2s, 2042	2,206,656	279,804
Ser. 3747, Class HI, IO, 4 1/2s, 2037	339,848	23,672
Ser. 4116, Class MI, IO, 4s, 2042	4,493,342	579,700
Ser. 4090, Class BI, IO, 4s, 2042	1,427,119	119,293
Ser. 3748, Class NI, IO, 4s, 2034	1,404,673	28,065
Ser. 3751, Class MI, IO, 4s, 2034	102,038	1,170
Ser. 304, Class C53, IO, 4s, 2032	2,814,767	407,747
Ser. 304, IO, 3 1/2s, 2027	2,225,010	237,453
Ser. 304, Class C37, IO, 3 1/2s, 2027	1,625,252	187,018
Ser. 4158, Class TI, IO, 3s, 2042	6,251,995	818,386
Ser. 4165, Class TI, IO, 3s, 2042	5,491,728	708,433
Ser. T-8, Class A9, IO, 0.445s, 2028	288,553	3,066
Ser. T-59, Class 1AX, IO, 0.274s, 2043	670,626	8,461
Ser. T-48, Class A2, IO, 0.212s, 2033	989,592	9,819
Ser. 3206, Class EO, PO, zero %, 2036	87,749	82,310
Ser. 3175, Class MO, PO, zero %, 2036	70,997	66,208
FRB Ser. T-54, Class 2A, IO, zero %, 2043	398,668	62

26	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (11.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
IFB Ser. 05-74, Class NK, 26.499s, 2035	$89,969	$160,042
IFB Ser. 05-45, Class DA, 23.686s, 2035	351,546	580,097
IFB Ser. 11-4, Class CS, 12 1/2s, 2040	1,473,672	1,801,741
IFB Ser. 12-96, Class PS, IO, 6 1/2s, 2041	3,130,891	521,826
IFB Ser. 12-88, Class SB, IO, 6.47s, 2042	3,452,982	521,366
IFB Ser. 12-75, Class SK, IO, 6.45s, 2041	3,418,954	623,173
IFB Ser. 12-75, Class KS, IO, 6.35s, 2042	2,201,081	375,923
IFB Ser. 11-87, Class HS, IO, 6.3s, 2041	1,602,400	242,059
IFB Ser. 404, Class S13, IO, 6.2s, 2040	98,599	13,965
IFB Ser. 10-35, Class SG, IO, 6.2s, 2040	3,673,615	529,074
IFB Ser. 12-132, Class SB, IO, 6s, 2042	1,884,207	286,343
IFB Ser. 12-113, Class CS, IO, 5.95s, 2041	1,198,286	218,495
IFB Ser. 12-113, Class SG, IO, 5.9s, 2042	1,214,103	212,407
Ser. 397, Class 2, IO, 5s, 2039	66,903	8,446
Ser. 398, Class C5, IO, 5s, 2039	428,853	34,180
Ser. 10-13, Class EI, IO, 5s, 2038	355,773	12,363
Ser. 12-118, Class IO, IO, 4s, 2042	3,350,729	471,179
Ser. 12-124, Class UI, IO, 4s, 2042	4,415,847	695,496
Ser. 12-118, Class PI, IO, 4s, 2042	2,649,681	365,444
Ser. 12-30, Class PI, IO, 4s, 2042	5,781,712	696,812
Ser. 12-96, Class PI, IO, 4s, 2041	4,718,385	540,774
Ser. 406, Class 2, IO, 4s, 2041	217,435	25,070
Ser. 406, Class 1, IO, 4s, 2041	207,820	25,624
Ser. 409, Class C16, IO, 4s, 2040	866,584	91,912
Ser. 417, Class C19, IO, 3 1/2s, 2033	2,068,000	253,330
Ser. 13-6, Class BI, IO, 3s, 2042	3,903,038	467,584
Ser. 13-35, Class IP, IO, 3s, 2042 F	4,023,196	503,328
Ser. 13-23, Class PI, IO, 3s, 2041	7,607,139	861,128
Ser. 03-W10, Class 1, IO, 1.3s, 2043	256,263	10,180
Ser. 98-W2, Class X, IO, 0.937s, 2028	1,867,778	108,565
Ser. 98-W5, Class X, IO, 0.873s, 2028	540,305	24,314
Ser. 03-W1, Class 2A, IO, zero %, 2042	844,724	66

Government National Mortgage Association
IFB Ser. 11-61, Class CS, IO, 6.481s, 2035	8,440,124	991,715
IFB Ser. 10-26, Class QS, IO, 6.051s, 2040	1,648,786	276,170
IFB Ser. 10-120, Class SB, IO, 6.001s, 2035	280,939	22,750
IFB Ser. 10-20, Class SC, IO, 5.951s, 2040	2,522,312	420,772
IFB Ser. 10-158, Class SA, IO, 5.851s, 2040	1,409,904	243,646
IFB Ser. 10-151, Class SA, 5.851s, 2040	1,401,204	245,113
IFB Ser. 11-70, Class SN, IO, 5.7s, 2041	1,439,000	366,096
IFB Ser. 11-70, Class SH, IO, 5.69s, 2041	1,799,000	461,947
IFB Ser. 10-42, Class DS, IO, 5.501s, 2040	4,319,387	626,311
IFB Ser. 10-115, Class BS, IO, 5.201s, 2040	1,883,531	273,828
Ser. 13-3, Class IT, IO, 5s, 2043	2,291,084	360,304
Ser. 11-18, Class PI, IO, 4 1/2s, 2040	142,992	21,549
Ser. 10-35, Class QI, IO, 4 1/2s, 2040	3,728,020	578,488
Ser. 10-103, Class DI, IO, 4 1/2s, 2038	6,072,404	478,202

Absolute Return 500 Fund	27

MORTGAGE-BACKED SECURITIES (11.8%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
GSMPS Mortgage Loan Trust 144A
Ser. 99-2, IO, 0.662s, 2027	$145,299	$1,425
Ser. 98-3, IO, 0.284s, 2027	88,846	1,305
Ser. 98-2, IO, 0.19s, 2027	77,852	560
Ser. 98-4, IO, zero %, 2026	114,582	2,820

Structured Asset Securities Corp. IFB Ser. 07-4, Class 1A3, IO,
5.98s, 2045	685,427	131,088

		29,820,424
Commercial mortgage-backed securities (5.2%)
Banc of America Commercial Mortgage, Inc.
Ser. 04-3, Class D, 5.798s, 2039	639,000	659,231
FRB Ser. 05-5, Class D, 5.404s, 2045	366,000	361,279
Ser. 06-6, Class A2, 5.309s, 2045	339,465	342,574
Ser. 04-4, Class B, 4.985s, 2042	563,000	577,472
Ser. 07-1, Class XW, IO, 0.485s, 2049	3,806,674	35,090

Banc of America Commercial Mortgage, Inc. 144A
FRB Ser. 08-1, Class C, 6.438s, 2051	1,000,000	818,400
Ser. 03-1, Class J, 4.9s, 2036	1,109,000	1,109,444
Ser. 04-4, Class XC, IO, 1.034s, 2042	4,629,343	43,895
Ser. 02-PB2, Class XC, IO, 0.512s, 2035	1,492,170	13

Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-T28, Class AJ, 6.151s, 2042	270,000	293,625
FRB Ser. 07-PW17, Class AJ, 6.082s, 2050	843,000	834,570
FRB Ser. 06-PW12, Class AJ, 5.949s, 2038	544,000	566,927
FRB Ser. 06-PW11, Class AJ, 5.618s, 2039	1,033,000	1,084,973
Ser. 05-PWR7, Class D, 5.304s, 2041	375,000	348,338
FRB Ser. 05-T20, Class C, 5.298s, 2042	350,000	338,450
Ser. 05-PWR9, Class C, 5.055s, 2042	215,000	207,776
Ser. 05-PWR9, Class AJ, 4.985s, 2042	206,000	215,950

Bear Stearns Commercial Mortgage Securities, Inc. 144A FRB
Ser. 06-PW11, Class B, 5.618s, 2039	2,473,000	2,414,885

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8,
Class D, 5.041s, 2045	1,156,000	1,244,550

Commercial Mortgage Trust Ser. 07-C9, Class AJ, 5.65s, 2049	965,000	1,051,850

Commercial Mortgage Trust 144A
FRB Ser. 12-CR5, Class E, 4.479s, 2045	234,000	223,095
FRB Ser. 13-CR6, Class D, 4.316s, 2046 F	160,000	143,095
FRB Ser. 07-C9, Class AJFL, 0.89s, 2049	840,000	717,024

Credit Suisse Mortgage Capital Certificates FRB Ser. 07-C4,
Class A2, 5.955s, 2039	491,866	495,586

CS First Boston Mortgage Securities Corp. Ser. 03-CPN1,
Class E, 4.891s, 2035	514,000	514,000

CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	563,613	619,975
Ser. 03-C3, Class AX, IO, 1.613s, 2038	956,767	36

Deutsche Bank-UBS Commercial Mortgage Trust 144A FRB
Ser. 11-LC2A, Class D, 5.626s, 2044	410,000	442,777

First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class F, 5.35s, 2035	531,000	544,275

28	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (11.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
First Union National Bank Commercial Mortgage 144A
Ser. 01-C3, Class K, 6.155s, 2033	$353,822	$353,822

GE Capital Commercial Mortgage Corp.
Ser. 07-C1, Class A3, 5.481s, 2049	914,000	984,823
FRB Ser. 05-C4, Class AJ, 5.471s, 2045 F	222,000	204,225
FRB Ser. 06-C1, Class AJ, 5.47s, 2044	75,000	75,893

GE Capital Commercial Mortgage Corp. 144A
FRB Ser. 03-C2, Class H, 5.472s, 2037	1,231,000	1,234,447
FRB Ser. 04-C1, Class F, 5.088s, 2038	807,000	823,140

GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 02-C3, Class G, 5.831s, 2039	93,264	92,705
FRB Ser. 03-C2, Class F, 5.614s, 2040	422,000	422,000

Greenwich Capital Commercial Funding Corp. FRB Ser. 05-GG3,
Class E, 5.087s, 2042	243,000	220,450

Greenwich Capital Commercial Funding Corp. 144A
FRB Ser. 03-C1, Class J, 5.363s, 2035	130,000	132,431
Ser. 03-C1, Class G, 4.773s, 2035	558,000	556,935

GS Mortgage Securities Trust
Ser. 06-GG8, Class AJ, 5.622s, 2039	298,000	293,447
FRB Ser. 04-GG2, Class D, 5.728s, 2038	232,000	234,139
Ser. 05-GG4, Class B, 4.841s, 2039	180,000	180,198

GS Mortgage Securities Trust 144A
FRB Ser. GC10, Class D, 4.563s, 2046	491,000	476,221
Ser. 06-GG8, Class X, IO, 0.8s, 2039	44,203,554	853,129

JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-CB20, Class AJ, 6.275s, 2051	1,320,000	1,389,960
FRB Ser. 06-LDP7, Class B, 6.059s, 2045	486,000	401,413
Ser. 06-CB16, Class AJ, 5.623s, 2045	210,000	210,853
FRB Ser. 05-LDP3, Class D, 5.366s, 2042	274,000	256,574
Ser. 02-C3, Class D, 5.314s, 2035	308,809	308,501
FRB Ser. 04-CBX, Class B, 5.021s, 2037	181,000	179,123
Ser. 04-C3, Class B, 4.961s, 2042	427,000	445,703
FRB Ser. 13-C10, Class D, 4.3s, 2047	235,000	222,483

JPMorgan Chase Commercial Mortgage Securities Corp. 144A
FRB Ser. 07-CB20, Class B, 6 3/8s, 2051	298,000	277,778
FRB Ser. 07-CB20, Class C, 6 3/8s, 2051	210,000	197,049
FRB Ser. 11-C3, Class E, 5.718s, 2046	203,000	223,199
FRB Ser. 01-C1, Class H, 5.626s, 2035	578,445	586,890
FRB Ser. 11-C5, Class D, 5.492s, 2046	438,000	489,377
FRB Ser. 12-CBX, Class E, 5.362s, 2045	1,375,000	1,427,293
FRB Ser. 04-CB8, Class F, 5.048s, 2039	500,000	437,950
FRB Ser. 12-LC9, Class E, 4.576s, 2047	250,000	244,080

Key Commercial Mortgage Ser. 07-SL1, Class A2, 5.719s, 2040	179,074	175,492

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039	324,000	305,143
Ser. 07-C2, Class XW, IO, 0.693s, 2040	2,942,191	51,335
Ser. 07-C1, Class XW, IO, 0.649s, 2040	17,593,859	281,502

Absolute Return 500 Fund	29

MORTGAGE-BACKED SECURITIES (11.8%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
LB-UBS Commercial Mortgage Trust 144A FRB Ser. 03-C8,
Class K, 5.925s, 2037	$1,192,000	$1,201,417

Merrill Lynch Mortgage Trust FRB Ser. 08-C1, Class AJ,
6.458s, 2051	282,000	296,467

Merrill Lynch Mortgage Trust 144A Ser. 05-MCP1, Class XC, IO,
0.238s, 2043	16,470,661	175,610

Morgan Stanley Bank of America Merrill Lynch Trust 144A
Ser. 13-C8, Class D, 4.312s, 2048	389,000	366,244

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.816s, 2042	713,000	754,497
FRB Ser. 06-HQ8, Class AJ, 5.677s, 2044	973,000	986,427
Ser. 07-HQ11, Class C, 5.558s, 2044	242,000	225,060
Ser. 07-HQ11, Class AJ, 5.508s, 2044	1,134,000	1,206,009
Ser. 06-HQ10, Class AJ, 5.389s, 2041	301,000	272,682

Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 5.466s, 2043	439,000	452,346

Salomon Brothers Mortgage Securities VII 144A FRB Ser. 99-C1,
Class J, 7s, 2032	846,256	851,521

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class D, 5.123s, 2049	476,000	467,734
FRB Ser. 12-C4, Class D, 4.652s, 2045	1,090,000	1,044,039

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.2s, 2045	152,000	156,955
Ser. 06-C24, Class AJ, 5.658s, 2045	311,000	314,048
Ser. 2004-C12, Class F, 5.478s, 2041	868,000	872,114
Ser. 06-C29, IO, 0.533s, 2048	40,911,161	511,799

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.414s, 2044	767,000	742,686
Ser. 07-C31, IO, 0.405s, 2047	61,530,921	471,096

WF-RBS Commercial Mortgage Trust 144A FRB Ser. 12-C9,
Class D, 4.963s, 2045	369,000	371,191

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C4, Class E, 5.417s, 2044	831,000	876,752
FRB Ser. 12-C10, Class D, 4.61s, 2045	494,000	480,697
FRB Ser. 13-C11, Class D, 4.325s, 2045	230,000	221,123

		44,817,372
Residential mortgage-backed securities (non-agency) (3.1%)
Adjustable Rate Mortgage Trust FRB Ser. 06-2, 2.685s, 2036	2,271,048	1,941,746

American Home Mortgage Assets Ser. 07-5, Class XP, IO, PO,
zero %, 2047 F	4,656,202	591,338

Banc of America Funding Corp.
FRB Ser. 06-G, Class 3A3, 5 3/4s, 2036	360,927	295,960
FRB Ser. 06-G, Class 2A5, 0.479s, 2036	1,392,504	1,225,404

Barclays Capital, LLC Trust
Ser. 12-RR10, Class 8A3, 15 3/4s, 2036	265,775	159,465
Ser. 12-RR10, Class 8A2, 4s, 2036	560,368	570,175
FRB Ser. 12-RR10, Class 9A2, 2.671s, 2035	220,000	182,600
Ser. 12-RR10, Class 4A2, 2.639s, 2036	310,000	269,700

30	Absolute Return 500 Fund

MORTGAGE-BACKED SECURITIES (11.8%)* cont.	Principal amount	Value

Residential mortgage-backed securities cont.
Barclays Capital, LLC Trust 144A
FRB Ser. 12-RR11, Class 5A3, 13.052s, 2037	$139,355	$89,187
FRB Ser. 13-RR2, Class 4A2, 9.391s, 2036	510,000	408,000
FRB Ser. 13-RR2, Class 3A2, 9.04s, 2036	390,000	383,175
Ser. 12-RR11, Class 9A2, 4s, 2037	458,095	466,111
FRB Ser. 12-RR11, Class 5A2, 4s, 2037	143,733	146,248
Ser. 12-RR11, Class 11A2, 2.6s, 2036	739,303	491,637
Ser. 09-RR7, Class 1A7, IO, 1.762s, 2046	14,386,629	647,398
Ser. 09-RR7, Class 2A7, IO, 1.566s, 2047	23,729,903	1,082,084

Bear Stearns Mortgage Funding Trust
Ser. 06-AR2, Class 1X, IO, 0.7s, 2046	4,018,600	126,586
Ser. 06-AR3, Class 1X, IO, 0.4s, 2036	3,022,514	54,405

Citigroup Mortgage Loan Trust, Inc. 144A
FRB Ser. 12-8, Class 1A2, 2.671s, 2035	1,750,000	1,417,500
FRB Ser. 12-7, Class 12A2, 2.64s, 2036	3,000,000	2,280,000

Countrywide Home Loans Ser. 05-15, Class A8, 5 1/2s, 2035	950,000	926,576

Merrill Lynch Alternative Note Asset Ser. 07-OAR5, Class X, IO,
PO, 0.8s, 2047	2,189,782	74,015

WAMU Mortgage Pass-Through Certificates
Ser. 05-AR8, Class X, IO, PO, 1.653s, 2045	6,921,139	411,116
Ser. 05-AR11, Class X, IO, PO, 1.511s, 2045	16,132,135	919,532
FRB Ser. 06-AR1, Class 2A1B, 1.246s, 2046	1,689,053	1,445,880
FRB Ser. 06-AR1, Class 2A1C, 1.246s, 2046	2,046,167	1,197,007
FRB Ser. 05-AR8, Class B1, 0.87s, 2045	1,315,273	578,720
FRB Ser. 2004-AR13, Class A1B2, 0.74s, 2034	632,637	574,118
FRB Ser. 05-AR11, Class A1C3, 0.71s, 2045	2,830,215	2,292,474
FRB Ser. 05-AR17, Class A1C4, 0.6s, 2045	2,753,973	1,487,145

Wells Fargo Mortgage Backed Securities Trust
Ser. 07-16, Class 1A7, 6s, 2037	425,237	449,178
Ser. 08-1, Class 4A1, 5 3/4s, 2038	329,173	348,935
Ser. 05-11, Class 2A5, 5 1/2s, 2035	1,416,191	1,467,598
FRB Ser. 06-AR6, Class 7A2, 5.009s, 2036	1,329,022	1,322,376

		26,323,389

Total mortgage-backed securities (cost $97,824,782)		$100,961,185

SENIOR LOANS (8.6%)*[c]	Principal amount	Value

Basic materials (0.6%)
AI Chem & SY S.C.A. bank term loan FRN Ser. B1, 4 1/2s,
2019 (Luxembourg)	$493,794	$499,658

AI Chem & SY S.C.A. bank term loan FRN Ser. B2, 4 1/2s,
2019 (Luxembourg)	256,206	259,248

Fortescue Metals Group, Ltd. bank term loan FRN Class B,
5 1/4s, 2017 (Australia)	835,800	848,802

INEOS Group Holdings, Ltd. bank term loan FRN Ser. B, 6 1/2s,
2018 (United Kingdom)	492,030	497,873

Nexeo Solutions, LLC bank term loan FRN Ser. B, 5s, 2017	460,600	462,903

Tronox, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2020	1,500,000	1,521,329

Tube City IMS Corp. bank term loan FRN Ser. B, 4 3/4s, 2019	952,613	957,376

		5,047,189

Absolute Return 500 Fund	31

SENIOR LOANS (8.6%)*[c] cont.		Principal amount	Value

Capital goods (0.7%)
Beechcraft Holdings, LLC bank term loan FRN Ser. B,
5 3/4s, 2020		$500,000	$499,584

Generac Power Systems, Inc. bank term loan FRN Class B,
6 1/4s, 2018		906,111	919,703

Reynolds Group Holdings, Inc. bank term loan FRN Class B,
4 3/4s, 2018		597,000	606,701

Silver II Borrower SCA bank term loan FRN 4s,
2019 (Luxembourg)		498,750	502,223

SRAM, LLC bank term loan FRN Ser. B, 4s, 2020		1,250,000	1,259,375

Tomkins Air Distribution bank term loan FRN 9 1/4s, 2020		445,000	457,238

Tomkins Air Distribution bank term loan FRN 5s, 2018		538,650	546,393

WESCO International, Inc. bank term loan FRN 4 1/2s, 2019		997,500	1,005,397

			5,796,614
Communication services (1.0%)
Asurion, LLC bank term loan FRN Ser. B1, 4 1/2s, 2019		1,579,893	1,598,231

Cricket Communications, Inc. bank term loan FRN Ser. C,
4 3/4s, 2020		1,500,000	1,506,750

Intelsat Jackson Holdings SA bank term loan FRN 4 1/2s,
2018 (Bermuda)		1,473,228	1,493,485

Level 3 Financing, Inc. bank term loan FRN Class B2,
4 3/4s, 2019		1,000,000	1,010,208

SBA Senior Finance II, LLC bank term loan FRN Ser. B,
3 3/4s, 2018		180,529	181,522

Virgin Media Investment Holdings, Ltd. bank term loan FRN
Ser. B, 3 1/2s, 2020 (United Kingdom)		1,500,000	1,499,063

Zayo Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2019		992,500	1,002,890

			8,292,149
Consumer cyclicals (2.4%)
Academy, Ltd. bank term loan FRN Ser. B, 4 1/2s, 2018		1,641,750	1,663,626

Aot Bedding Super Holdings, LLC bank term loan FRN 5s, 2019		463,838	469,884

Burlington Coat Factory Warehouse Corp. bank term loan FRN
Ser. B1, 5 1/2s, 2017		217,635	220,244

Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B6, 5.454s, 2018		479,033	434,223

Cumulus Media Holdings, Inc. bank term loan FRN 4 1/2s, 2018		755,826	767,723

Gateway Casinos & Entertainment, Inc. bank term loan FRN
Ser. B1, 6s, 2016	CAD	1,399,846	1,389,495

Interactive Data Corp. bank term loan FRN Ser. B, 3 3/4s, 2018		$685,009	691,859

J. Crew Group, Inc. bank term loan FRN Ser. B, 4s, 2018		980,000	988,225

Jo-Ann Stores, Inc. bank term loan FRN Ser. B, 4s, 2018		647,660	652,788

MGM Resorts International bank term loan FRN Ser. B,
4 1/4s, 2019		997,500	1,012,047

Michaels Stores, Inc. bank term loan FRN Ser. B, 3 3/4s, 2020		1,250,000	1,260,491

Motor City Casino bank term loan FRN 6s, 2017		862,927	869,399

Navistar, Inc. bank term loan FRN Ser. B, 5 3/4s, 2017		277,236	282,434

Nortek, Inc. bank term loan FRN Class B, 5 1/4s, 2017		83,373	83,999

Peninsula Gaming, LLC bank term loan FRN Ser. B, 5 3/4s, 2017		1,496,250	1,516,200

PETCO Animal Supplies, Inc. bank term loan FRN 4s, 2017		977,500	990,126

Realogy Group, LLC bank term loan FRN Ser. B, 4 1/2s, 2020		1,500,000	1,516,875

Roofing Supply Group, LLC bank term loan FRN
Class B, 5s, 2019		995,000	1,008,681

32	Absolute Return 500 Fund

SENIOR LOANS (8.6%)*[c] cont.	Principal amount	Value

Consumer cyclicals cont.
Sabre, Inc. bank term loan FRN Ser. B, 5 1/4s, 2019	$1,246,875	$1,264,319

Station Casinos, LLC bank term loan FRN Ser. B, 5s, 2020	1,250,000	1,264,323

Tempur-Pedic International, Inc. bank term loan FRN
Ser. B, 5s, 2019	997,500	1,012,670

Thomson Learning bank term loan FRN Ser. B, 2.71s, 2014	180,245	140,140

Tribune Co. bank term loan FRN Ser. B, 4s, 2019	713,213	720,872

		20,220,643
Consumer staples (0.7%)
H.J. Heinz Co. bank term loan FRN Ser. B2, 3 1/2s, 2020	1,270,000	1,281,289

Landry’s, Inc. bank term loan FRN Ser. B, 4 3/4s, 2018	1,496,222	1,515,673

Revlon Consumer Products Corp. bank term loan FRN
Ser. B, 4s, 2017	1,250,000	1,267,579

Sprouts Farmers Markets, LLC bank term loan FRN 4 1/2s, 2020	1,000,000	1,003,125

Wendy’s International, Inc. bank term loan FRN Ser. B,
4 3/4s, 2019	641,775	644,850

		5,712,516
Energy (0.3%)
Frac Tech International, LLC bank term loan FRN Ser. B,
8 1/2s, 2016	411,115	404,332

Plains Exploration & Production Co. bank term loan FRN
Class B, 4s, 2019	900,000	900,900

Tervita Corp. bank term loan FRN Ser. B, 6 1/4s, 2018 (Canada)	399,000	404,344

Vantage Drilling Co. bank term loan FRN Class B, 6 1/4s, 2017	1,301,625	1,317,895

		3,027,471
Financials (1.0%)
CNO Financial Group, Inc. bank term loan FRN
Class B2, 5s, 2018	1,194,707	1,208,148

iStar Financial, Inc. bank term loan FRN 4 1/2s, 2017 R	739,859	745,408

iStar Financial, Inc. bank term loan FRN Ser. A2, 7s, 2017	953,640	1,014,832

Nuveen Investments, Inc. bank term loan FRN 6 1/2s, 2019	500,000	504,584

Nuveen Investments, Inc. bank term loan FRN 5.204s, 2017	960,000	968,000

Nuveen Investments, Inc. bank term loan FRN 4.276s, 2017	1,000,000	1,011,667

USI Insurance Services, LLC bank term loan FRN Ser. B,
5 1/4s, 2019	1,496,250	1,513,083

Walter Investment Management Corp. bank term loan FRN
5 3/4s, 2017	1,715,506	1,741,596

		8,707,318
Health care (1.0%)
Ardent Medical Services, Inc. bank term loan FRN 6 3/4s, 2018	997,500	1,012,463

Capsugel Holdings US, Inc. bank term loan FRN Class B,
4 3/4s, 2018	938,286	953,142

Emergency Medical Services Corp. bank term loan FRN
Ser. B, 4s, 2018	484,731	490,588

Hologic, Inc. bank term loan FRN Class B, 4 1/2s, 2019	1,116,563	1,130,910

Iasis Healthcare, LLC/Iasis Capital Corp. bank term loan FRN
Ser. B, 4 1/2s, 2018	985,382	998,315

Kinetic Concepts, Inc. bank term loan FRN Ser. C1, 5 1/2s, 2018	1,348,199	1,371,231

Par Pharmaceutical Cos., Inc. bank term loan FRN Ser. B,
4 1/4s, 2019	373,127	375,993

Pharmaceutical Product Development, Inc. bank term loan FRN
Ser. B, 4 1/4s, 2018	632,016	640,604

Absolute Return 500 Fund	33

SENIOR LOANS (8.6%)*[c] cont.	Principal amount	Value

Health care cont.
Quintiles Transnational Corp. bank term loan FRN Ser. B2,
4 1/2s, 2018	$981,744	$993,198

Quintiles Transnational Holdings, Inc. bank term loan FRN
7 1/2s, 2017 ‡‡	425,000	434,563

		8,401,007
Technology (0.5%)
First Data Corp. bank term loan FRN 4.199s, 2018	1,500,000	1,493,907

Genesys Telecommunications Laboratories, Inc. bank term loan
FRN Ser. B, 4s, 2020	1,000,000	1,005,938

Lawson Software bank term loan FRN Class B2, 5 1/4s, 2018	992,513	1,008,013

Syniverse Holdings, Inc. bank term loan FRN Ser. B, 5s, 2019	982,575	987,488

		4,495,346
Transportation (0.2%)
Livingston International, Inc. bank term loan FRN 5s,
2019 (Canada)	1,500,000	1,511,250

		1,511,250
Utilities and power (0.2%)
Energy Transfer Equity LP bank term loan FRN Ser. B,
3 3/4s, 2017	578,250	580,418

EP Energy/EP Energy Finance, Inc. bank term loan FRN 5s, 2018	1,000,000	1,006,964

Texas Competitive Electric Holdings Co., LLC bank term loan
FRN 4.731s, 2017	920,555	676,838

		2,264,220

Total senior loans (cost $72,520,904)		$73,475,723

COMMODITY LINKED NOTES (2.2%)*Ω	Principal amount	Value

Deutsche Bank AG/London 144A sr. unsec. notes Ser. A, 1-month
LIBOR less 0.16%, 2013 (Indexed to the S&P GSCI TR Index multiplied
by 3) (United Kingdom)	$1,800,000	$1,341,360

UBS AG/London 144A sr. notes, 1-month LIBOR less 0.10%, 2013
(Indexed to the S&P GSCI TR Index multiplied by 3) (Jersey)	1,800,000	1,342,108

UBS AG/London 144A notes 1-month LIBOR less 0.10%, 2013
(Indexed to the UBSIF3AT Index multiplied by 3) (Jersey)	13,651,000	14,158,952

Deutsche Bank AG/London 144A sr. unsec. notes, 1-month USD
LIBOR less 0.16%, 2014 (Indexed to the DB Commodity Booster OYE
Benchmark TR Index multiplied by 3) (United Kingdom)	2,563,000	2,259,797

Total commodity linked notes (cost $19,814,000)		$19,102,217

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.8%)*	Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)	$325,000	$264,875

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013 (Argentina)	1,405,000	1,419,050

Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015 (Argentina)	2,425,000	2,113,388

Croatia (Republic of) 144A sr. unsec. unsub. notes 6 3/8s,
2021 (Croatia)	240,000	271,200

Croatia (Republic of) 144A sr. unsec. notes 6 1/4s,
2017 (Croatia)	650,000	715,260

34	Absolute Return 500 Fund

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (0.8%)* cont.		Principal amount	Value

Ukraine (Government of) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes 8 3/8s,
2017 (Ukraine)		$200,000	$201,000

Ukraine (Government of) 144A sr. unsec. unsub. notes 7.65s,
2013 (Ukraine)		1,800,000	1,805,220

Total foreign government and agency bonds and notes (cost $6,958,360)			$6,789,993

PURCHASED EQUITY OPTIONS	Expiration date/	Contract
OUTSTANDING (0.2%)*	strike price	amount	Value

SPDR S&P 500 ETF Trust (Put)	Apr-14/$133.00	119,910	$373,215

SPDR S&P 500 ETF Trust (Put)	Mar-14/130.00	120,123	291,922

SPDR S&P 500 ETF Trust (Put)	Feb-14/130.00	103,559	209,914

SPDR S&P 500 ETF Trust (Put)	Jan-14/125.00	125,877	160,387

SPDR S&P 500 ETF Trust (Put)	Dec-13/120.00	134,083	102,451

SPDR S&P 500 ETF Trust (Put)	Nov-13/115.00	126,440	55,645

SPDR S&P 500 ETF Trust (Put)	Oct-13/123.00	193,816	106,232

SPDR S&P 500 ETF Trust (Put)	Sep-13/125.00	99,304	44,406

SPDR S&P 500 ETF Trust (Put)	Aug-13/115.00	77,585	10,271

SPDR S&P 500 ETF Trust (Put)	Jul-13/115.00	97,160	5,817

SPDR S&P 500 ETF Trust (Put)	Jun-13/110.00	124,763	1,486

SPDR S&P 500 ETF Trust (Put)	May-13/108.00	124,563	29

Total purchased equity options outstanding (cost $6,889,888)			$1,361,775

INVESTMENT COMPANIES (0.1%)*		Shares	Value

Ares Capital Corp.		40,500	$735,480

Total investment companies (cost $713,205)			$735,480

SHORT-TERM INVESTMENTS (34.8%)*	Principal amount/shares		Value

Straight-A Funding, LLC discount commercial paper with
an effective yield of 0.15%, June 5, 2013		$12,500,000	$12,498,177

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.18%, August 22, 2013		28,000,000	27,995,156

U.S. Treasury Bills with effective yields ranging from 0.15%
to 0.18%, July 25, 2013 #		19,000,000	18,997,758

U.S. Treasury Bills with an effective yield of 0.17%,
October 17, 2013 #		10,000,000	9,996,360

U.S. Treasury Bills with an effective yield of 0.17%, May 30, 2013		10,000,000	9,998,651

U.S. Treasury Bills with an effective yield of 0.17%, May 2, 2013		32,000,000	31,999,847

U.S. Treasury Bills with an effective yield of 0.16%,
June 27, 2013		20,000,000	19,994,870

U.S. Treasury Bills with an effective yield of 0.15%,
November 14, 2013		16,500,000	16,492,773

U.S. Treasury Bills with an effective yield of 0.12%,
December 12, 2013 # ∆		15,000,000	14,991,570

Putnam Short Term Investment Fund 0.04% L		116,997,214	116,997,214

SSgA Prime Money Market Fund 0.04% P		17,260,000	17,260,000

Total short-term investments (cost $297,192,603)			$297,222,376

TOTAL INVESTMENTS

Total investments (cost $981,114,291)			$1,030,941,567

Absolute Return 500 Fund	35

Key to holding’s currency abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Key to holding’s abbreviations

bp	Basis Points
EMTN	Euro Medium Term Notes
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate at the close of the reporting period
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from November 1, 2012 through April 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures and references to “OTC”, if any, represent over-the-counter.

* Percentages indicated are based on net assets of $853,787,923.

Ω The value of the commodity linked notes, which are marked-to-market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note’s value relative to the change in the underlying index.

† Non-income-producing security.

∆∆ Security is restricted with regard to public resale. The total market value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $368,805, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 6). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

36	Absolute Return 500 Fund

P Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period (Note 1).

R Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $512,488,338 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA’s.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $175,451,208) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Sell	6/19/13	$863,865	$842,508	$(21,357)

	Canadian Dollar	Sell	7/17/13	1,038,019	1,021,437	(16,582)

	Chilean Peso	Buy	7/17/13	976,629	970,378	6,251

	Euro	Sell	6/19/13	792,257	744,095	(48,162)

	Japanese Yen	Sell	5/15/13	2,445,741	2,578,893	133,152

	Peruvian New Sol	Buy	7/17/13	1,200,762	1,230,991	(30,229)

	Swiss Franc	Sell	6/19/13	381,872	379,775	(2,097)

Barclays Bank PLC
	Australian Dollar	Buy	7/17/13	1,865,949	1,869,332	(3,383)

	Brazilian Real	Buy	7/17/13	1,416,150	1,404,409	11,741

	British Pound	Sell	6/19/13	110,254	99,259	(10,995)

	Canadian Dollar	Sell	7/17/13	414,276	393,339	(20,937)

	Chilean Peso	Buy	7/17/13	1,498,542	1,489,105	9,437

	Euro	Sell	6/19/13	2,224,221	2,217,081	(7,140)

	Indonesian Rupiah	Buy	5/15/13	750,064	747,536	2,528

	Japanese Yen	Sell	5/15/13	4,373,151	4,601,915	228,764

	Malaysian Ringgit	Buy	5/15/13	1,124,356	1,107,301	17,055

	Mexican Peso	Buy	7/17/13	653,312	640,548	12,764

	Norwegian Krone	Sell	6/19/13	424,979	406,075	(18,904)

	Polish Zloty	Buy	6/19/13	250,578	252,329	(1,751)

	Russian Ruble	Buy	6/19/13	402,951	403,014	(63)

	South Korean Won	Buy	5/15/13	1,146,313	1,144,460	1,853

	South Korean Won	Sell	5/15/13	1,146,313	1,126,090	(20,223)

	Swedish Krona	Buy	6/19/13	1,549,411	1,540,405	9,006

	Swiss Franc	Sell	6/19/13	88,124	78,512	(9,612)

	Turkish Lira	Buy	6/19/13	351,517	352,096	(579)

Citibank, N.A.
	Australian Dollar	Buy	7/17/13	4,156,633	4,165,854	(9,221)

	Brazilian Real	Buy	7/17/13	1,160,076	1,159,599	477

Absolute Return 500 Fund	37

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $175,451,208) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Citibank, N.A. cont.
	British Pound	Sell	6/19/13	$992,132	$969,211	$(22,921)

	Canadian Dollar	Sell	7/17/13	810,915	792,622	(18,293)

	Euro	Sell	6/19/13	768,413	778,591	10,178

	Japanese Yen	Sell	5/15/13	2,421,184	2,576,062	154,878

	Singapore Dollar	Buy	5/15/13	130,146	128,325	1,821

	Singapore Dollar	Sell	5/15/13	130,146	128,431	(1,715)

	South African Rand	Buy	7/17/13	251,250	251,100	150

	South Korean Won	Buy	5/15/13	1,108,243	1,117,405	(9,162)

	South Korean Won	Sell	5/15/13	1,108,243	1,085,542	(22,701)

	Swedish Krona	Buy	6/19/13	1,304,336	1,282,230	22,106

	Swiss Franc	Sell	6/19/13	1,691,791	1,666,578	(25,213)

	Thai Baht	Buy	5/15/13	768,659	752,940	15,719

	Turkish Lira	Buy	6/19/13	295,622	297,153	(1,531)

Credit Suisse International
	Australian Dollar	Buy	7/17/13	3,362,831	3,369,059	(6,228)

	Brazilian Real	Buy	7/17/13	1,031,223	1,021,719	9,504

	British Pound	Buy	6/19/13	909,986	902,033	7,953

	Canadian Dollar	Buy	7/17/13	156,257	155,969	288

	Chilean Peso	Buy	7/17/13	990,699	984,975	5,724

	Chinese Yuan	Buy	5/15/13	875,917	865,402	10,515

	Czech Koruna	Buy	6/19/13	505,928	504,872	1,056

	Czech Koruna	Sell	6/19/13	505,928	505,819	(109)

	Euro	Sell	6/19/13	856,676	888,454	31,778

	Indonesian Rupiah	Buy	5/15/13	251,831	252,369	(538)

	Japanese Yen	Sell	5/15/13	2,448,922	2,587,830	138,908

	Mexican Peso	Buy	7/17/13	955,887	937,317	18,570

	New Taiwan Dollar	Buy	5/15/13	2,593	2,599	(6)

	Norwegian Krone	Sell	6/19/13	9,382	11,568	2,186

	Philippine Peso	Buy	5/15/13	637,757	648,463	(10,706)

	Polish Zloty	Buy	6/19/13	504,911	496,967	7,944

	Polish Zloty	Sell	6/19/13	504,911	499,594	(5,317)

	Russian Ruble	Buy	6/19/13	828,445	846,689	(18,244)

	South African Rand	Sell	7/17/13	258,499	239,908	(18,591)

	South Korean Won	Buy	5/15/13	885,159	891,628	(6,469)

	South Korean Won	Sell	5/15/13	885,159	873,833	(11,326)

	Swedish Krona	Buy	6/19/13	827,181	867,226	(40,045)

	Swiss Franc	Sell	6/19/13	1,848,564	1,823,723	(24,841)

	Turkish Lira	Buy	6/19/13	246,667	248,438	(1,771)

Deutsche Bank AG
	Brazilian Real	Buy	7/17/13	748,824	746,668	2,156

	British Pound	Buy	6/19/13	263,213	257,245	5,968

	British Pound	Sell	6/19/13	263,213	254,369	(8,844)

38	Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $175,451,208) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Deutsche Bank AG cont.
	Canadian Dollar	Sell	7/17/13	$474,520	$471,307	$(3,213)

	Euro	Sell	6/19/13	4,017,799	3,966,805	(50,994)

	Japanese Yen	Sell	5/15/13	1,732,539	1,827,081	94,542

	Mexican Peso	Buy	7/17/13	653,164	644,965	8,199

	Norwegian Krone	Sell	6/19/13	1,110,087	1,088,595	(21,492)

	Polish Zloty	Buy	6/19/13	725,709	717,342	8,367

	Singapore Dollar	Buy	5/15/13	902,252	896,589	5,663

	Singapore Dollar	Sell	5/15/13	902,252	889,517	(12,735)

	South Korean Won	Buy	5/15/13	905,271	907,039	(1,768)

	South Korean Won	Sell	5/15/13	905,271	892,099	(13,172)

	Swedish Krona	Buy	6/19/13	851,858	853,216	(1,358)

	Swedish Krona	Sell	6/19/13	851,858	838,325	(13,533)

	Swiss Franc	Sell	6/19/13	1,679,525	1,654,372	(25,153)

	Turkish Lira	Buy	6/19/13	505,101	499,024	6,077

	Turkish Lira	Sell	6/19/13	505,101	498,808	(6,293)

Goldman Sachs International
	British Pound	Sell	6/19/13	849,113	829,728	(19,385)

	Canadian Dollar	Sell	7/17/13	854,910	835,760	(19,150)

	Euro	Sell	6/19/13	856,939	843,705	(13,234)

	Japanese Yen	Sell	5/15/13	2,301,435	2,403,658	102,223

	Norwegian Krone	Sell	6/19/13	821,586	827,694	6,108

HSBC Bank USA, National Association
	Australian Dollar	Buy	7/17/13	1,221,836	1,223,245	(1,409)

	British Pound	Sell	6/19/13	256,690	250,384	(6,306)

	Canadian Dollar	Sell	7/17/13	503,949	488,317	(15,632)

	Euro	Sell	6/19/13	856,939	866,995	10,056

	Indian Rupee	Buy	5/15/13	509,804	506,948	2,856

	Japanese Yen	Sell	5/15/13	3,249,007	3,417,045	168,038

	Norwegian Krone	Buy	6/19/13	50,790	50,086	704

	Norwegian Krone	Sell	6/19/13	50,790	50,618	(172)

	Philippine Peso	Buy	5/15/13	248,914	253,969	(5,055)

	Russian Ruble	Buy	6/19/13	477,000	496,659	(19,659)

	South African Rand	Buy	7/17/13	251,250	251,089	161

	South Korean Won	Buy	5/15/13	1,022,725	1,024,189	(1,464)

	South Korean Won	Sell	5/15/13	1,022,725	1,002,165	(20,560)

	Swiss Franc	Sell	6/19/13	126,860	128,296	1,436

	Thai Baht	Buy	5/15/13	250,190	252,968	(2,778)

	Turkish Lira	Buy	6/19/13	58,059	56,647	1,412

JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	7/17/13	1,901,618	1,904,734	(3,116)

	Brazilian Real	Buy	7/17/13	1,416,101	1,405,703	10,398

	British Pound	Buy	6/19/13	692,893	730,193	(37,300)

Absolute Return 500 Fund	39

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $175,451,208) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

JPMorgan Chase Bank N.A. cont.
	Canadian Dollar	Sell	7/17/13	$360,275	$347,083	$(13,192)

	Chilean Peso	Buy	7/17/13	739,647	734,989	4,658

	Chinese Yuan	Buy	5/15/13	623,697	614,857	8,840

	Euro	Sell	6/19/13	643,659	651,667	8,008

	Hungarian Forint	Buy	6/19/13	251,943	252,652	(709)

	Japanese Yen	Sell	5/15/13	2,116,249	2,259,174	142,925

	Malaysian Ringgit	Buy	5/15/13	870,186	854,615	15,571

	Mexican Peso	Buy	7/17/13	919,382	901,644	17,738

	New Taiwan Dollar	Buy	5/15/13	233,967	237,421	(3,454)

	Norwegian Krone	Buy	6/19/13	580,880	572,032	8,848

	Polish Zloty	Buy	6/19/13	8,107	9,622	(1,515)

	Russian Ruble	Buy	6/19/13	545,014	542,498	2,516

	South Korean Won	Buy	5/15/13	532,061	536,091	(4,030)

	South Korean Won	Sell	5/15/13	532,061	524,679	(7,382)

	Swedish Krona	Buy	6/19/13	1,652,897	1,674,426	(21,529)

	Swiss Franc	Sell	6/19/13	922,345	929,001	6,656

	Turkish Lira	Buy	6/19/13	884,925	878,594	6,331

State Street Bank and Trust Co.
	Brazilian Real	Buy	7/17/13	633,084	626,359	6,725

	British Pound	Buy	6/19/13	2,019	20,394	(18,375)

	Canadian Dollar	Sell	7/17/13	819,932	809,055	(10,877)

	Chilean Peso	Buy	7/17/13	1,109,338	1,102,813	6,525

	Colombian Peso	Buy	7/17/13	967,597	967,678	(81)

	Czech Koruna	Buy	6/19/13	312,327	312,372	(45)

	Czech Koruna	Sell	6/19/13	312,327	310,194	(2,133)

	Euro	Buy	6/19/13	7,765,146	7,668,333	96,813

	Euro	Sell	6/19/13	7,765,146	7,677,274	(87,872)

	Japanese Yen	Sell	5/15/13	3,691,811	3,890,417	198,606

	Mexican Peso	Buy	7/17/13	869,593	857,206	12,387

	Polish Zloty	Buy	6/19/13	235,846	232,709	3,137

	South Korean Won	Buy	5/15/13	1,480,591	1,493,720	(13,129)

	South Korean Won	Sell	5/15/13	1,480,591	1,451,990	(28,601)

	Swedish Krona	Buy	6/19/13	1,690,645	1,651,948	38,697

	Swiss Franc	Sell	6/19/13	992,823	974,437	(18,386)

	Turkish Lira	Buy	6/19/13	266,871	268,385	(1,514)

UBS AG
	Australian Dollar	Buy	7/17/13	1,054,209	1,056,191	(1,982)

	British Pound	Sell	6/19/13	348,155	331,840	(16,315)

	Canadian Dollar	Sell	7/17/13	829,543	820,975	(8,568)

	Chilean Peso	Buy	7/17/13	498,390	500,531	(2,141)

	Czech Koruna	Buy	6/19/13	261,959	261,978	(19)

	Czech Koruna	Sell	6/19/13	261,959	260,083	(1,876)

40	Absolute Return 500 Fund

FORWARD CURRENCY CONTRACTS at 4/30/13 (aggregate face value $175,451,208) (Unaudited) cont.

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG cont.
	Euro	Sell	6/19/13	$1,133,056	$1,138,073	$5,017

	Hungarian Forint	Buy	6/19/13	251,943	252,667	(724)

	Japanese Yen	Sell	5/15/13	3,650,165	3,812,355	162,190

	Mexican Peso	Buy	7/17/13	1,158,229	1,145,889	12,340

	New Taiwan Dollar	Buy	5/15/13	491,173	492,300	(1,127)

	Norwegian Krone	Buy	6/19/13	29,289	35,203	(5,914)

	Philippine Peso	Buy	5/15/13	250,675	251,476	(801)

	Russian Ruble	Buy	6/19/13	42,028	42,626	(598)

	Singapore Dollar	Buy	5/15/13	902,252	897,088	5,164

	Singapore Dollar	Sell	5/15/13	902,252	889,524	(12,728)

	Swedish Krona	Buy	6/19/13	808,947	800,769	8,178

	Swiss Franc	Buy	6/19/13	1,131,089	1,128,105	2,984

	Swiss Franc	Sell	6/19/13	1,131,089	1,122,611	(8,478)

	Turkish Lira	Buy	6/19/13	505,045	502,462	2,583

	Turkish Lira	Sell	6/19/13	505,045	498,633	(6,412)

WestPac Banking Corp.
	Australian Dollar	Buy	7/17/13	2,416,352	2,420,721	(4,369)

	British Pound	Sell	6/19/13	856,100	847,379	(8,721)

	Canadian Dollar	Sell	7/17/13	845,100	838,191	(6,909)

	Euro	Sell	6/19/13	5,618,648	5,550,901	(67,747)

	Japanese Yen	Sell	5/15/13	2,892,432	3,036,561	144,129

	Mexican Peso	Buy	7/17/13	465,605	456,606	8,999

Total						$1,064,245

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury
Bond 10 yr (Long)	166	$21,497,549	Jun-13	$844,715

Canadian Government Bond
10 yr (Long)	11	1,493,017	Jun-13	51,820

Euro STOXX 50 Index (Short)	188	6,608,089	Jun-13	(257,066)

FTSE 100 Index (Short)	66	6,544,434	Jun-13	57,745

Japanese Government Bond
10 yr (Long)	1	1,482,587	Jun-13	(2,364)

Japanese Government Bond
10 yr Mini (Short)	9	1,335,067	Jun-13	1,348

NASDAQ 100 Index E-Mini (Short)	441	25,401,600	Jun-13	(850,536)

S&P 500 Index E-Mini (Long)	400	31,844,000	Jun-13	1,091,948

S&P Mid Cap 400 Index
E-Mini (Long)	295	34,152,150	Jun-13	1,298,207

U.K. Gilt 10 yr (Long)	117	21,810,849	Jun-13	1,093,796

Absolute Return 500 Fund	41

FUTURES CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Long)	264	$39,171,000	Jun-13	$1,123,608

U.S. Treasury Note 10 yr (Short)	324	43,208,438	Jun-13	(509,397)

Total				$3,943,824

WRITTEN EQUITY OPTIONS OUTSTANDING at 4/30/13 (premiums $816,057) (Unaudited)

	Expiration date/	Contract
	strike price	amount	Value

SPDR S&P 500 ETF Trust (Call)	May-13/$160.00	718,594	$993,766

SPDR S&P 500 ETF Trust (Call)	May-13/161.00	718,594	646,735

SPDR S&P 500 ETF Trust (Put)	May-13/90.00	124,563	5

Total			$1,640,506

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

Barclays Bank PLC
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$3,805,000	$15,220

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	3,805,000	(39,838)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	1,932,000	14,857

Citibank, N.A.
2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	1,932,000	14,780

Credit Suisse International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	4,491,000	16,527

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	4,491,000	(44,596)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	1,932,000	14,703

Deutsche Bank AG
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	4,491,000	16,886

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	4,491,000	(43,832)

2.40/3 month USD-LIBOR-BBA/Jun-23 (Written)	Jun-13/2.40	1,932,000	15,070

Goldman Sachs International
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	8,794,371	24,097

1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	7,418,000	16,913

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	7,418,000	(63,869)

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	8,794,371	(77,039)

42	Absolute Return 500 Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

Counterparty			Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	appreciation/
Floating rate index/Maturity date	date/strike	amount	(depreciation)

JPMorgan Chase Bank N.A.
1.90/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/1.90	$3,661,652	$11,351

(2.40)/3 month USD-LIBOR-BBA/
Jun-23 (Purchased)	Jun-13/2.40	3,661,652	(36,032)

Total			$(144,802)

TBA SALE COMMITMENTS OUTSTANDING at 4/30/13 (proceeds receivable $70,692,774) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, May 1, 2043	$63,000,000	5/13/13	$65,898,983

Government National Mortgage Association, 3s,
May 1, 2043	5,000,000	5/21/13	5,311,328

Total			$71,210,311

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America N.A.
	$4,648,000 E	$46,115	6/19/23	3 month USD-	2.00%	$94,408
				LIBOR-BBA

Barclays Bank PLC
	3,357,000 E	3,156	6/19/15	3 month USD-	0.40%	5,673
				LIBOR-BBA

	11,872,000 E	(46,332)	6/19/23	3 month USD-	2.00%	77,018
				LIBOR-BBA

	1,329,000 E	(18,791)	6/19/43	3.00%	3 month USD-	(67,578)
					LIBOR-BBA

	211,058,000 E	(218,536)	6/19/15	0.40%	3 month USD-	(376,829)
					LIBOR-BBA

	20,132,000 E	75,353	6/19/18	3 month USD-	1.00%	191,314
				LIBOR-BBA

	18,552,000 E	(229,913)	6/19/23	2.00%	3 month USD-	(422,668)
					LIBOR-BBA

GBP	1,086,000	—	8/15/31	3.6%	6 month GBP-	(270,343)
					LIBOR-BBA

Citibank, N.A.
	$5,302,000 E	(5,127)	6/19/15	0.40%	3 month USD-	(9,103)
					LIBOR-BBA

	11,791,000 E	111,159	6/19/23	3 month USD-	2.00%	233,667
				LIBOR-BBA

	747,000 E	(15,580)	6/19/23	2.00%	3 month USD-	(23,341)
					LIBOR-BBA

	1,506,000 E	(11,748)	6/19/43	3.00%	3 month USD-	(67,033)
					LIBOR-BBA

	6,637,000 E	(17,680)	6/19/18	1.00%	3 month USD-	(55,909)
					LIBOR-BBA

Absolute Return 500 Fund	43

OTC INTEREST RATE SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Payments	Payments	Unrealized
Swap counterparty/		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Credit Suisse International
	$805,000 E	$8,855	6/19/43	3.00%	3 month USD-	$(20,697)
					LIBOR-BBA

	15,342,000 E	(146,836)	6/19/23	2.00%	3 month USD-	(306,239)
					LIBOR-BBA

	27,148,000 E	(16,536)	6/19/15	0.40%	3 month USD-	(36,896)
					LIBOR-BBA

	53,314,000 E	(170,742)	6/19/18	1.00%	3 month USD-	(477,831)
					LIBOR-BBA

	2,113,000 E	24,130	6/19/43	3 month USD-	3.00%	101,698
				LIBOR-BBA

	11,209,000 E	6,625	6/19/23	3 month USD-	2.00%	123,086
				LIBOR-BBA

	53,103,000 E	38,805	6/19/15	3 month USD-	0.40%	78,633
				LIBOR-BBA

Deutsche Bank AG
	3,999,000 E	32,267	6/19/23	3 month USD-	2.00%	73,817
				LIBOR-BBA

	852,000 E	(1,933)	6/19/43	3.00%	3 month USD-	(33,209)
					LIBOR-BBA

	477,000 E	547	6/19/15	3 month USD-	0.40%	905
				LIBOR-BBA

	1,313,000 E	(3,360)	6/19/18	1.00%	3 month USD-	(10,923)
					LIBOR-BBA

	747,000 E	(15,580)	6/19/23	2.00%	3 month USD-	(23,341)
					LIBOR-BBA

Goldman Sachs International
	401,000 E	9,464	6/19/23	3 month USD-	2.00%	13,630
				LIBOR-BBA

	25,252,000 E	19,787	6/19/15	3 month USD-	0.40%	38,726
				LIBOR-BBA

	637,000 E	(2,663)	6/19/18	3 month USD-	1.00%	1,006
				LIBOR-BBA

	5,666,000 E	14,967	6/19/23	2.00%	3 month USD-	(43,904)
					LIBOR-BBA

	9,119,000 E	33,370	6/19/43	3 month USD-	3.00%	368,126
				LIBOR-BBA

GBP	1,086,000	—	9/23/31	6 month GBP-	3.1175%	136,841
				LIBOR-BBA

JPMorgan Chase Bank N.A.
	$4,302,000 E	(4,772)	6/19/15	0.40%	3 month USD-	(7,998)
					LIBOR-BBA

	50,000 E	421	6/19/23	3 month USD-	2.00%	941
				LIBOR-BBA

CAD	1,460,000	—	9/21/21	2.3911%	3 month CAD-	(48,971)
					BA-CDOR

Total						$(763,324)

E Extended effective date.

44	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
	$1,206,519	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(14,062)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	704,417	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,210)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	3,421,384	(18,711)	1/12/41	(4.50%) 1 month	Synthetic TRS Index	42,922
				USD-LIBOR	4.50% 30 year Fannie
					Mae pools

	1,585,572	25,270	1/12/41	4.50% (1 month	Synthetic TRS Index	(5,457)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

baskets	930,132	—	3/14/14	(3 month USD-	A basket	2,472,235
				LIBOR-BBA plus	(MLTRFCF2) of
				0.10%)	common stocks

units	24,036	—	3/14/14	3 month USD-	Russell 1000 Total	(2,390,135)
				LIBOR-BBA minus	Return Index
				0.07%

Barclays Bank PLC
	454,353	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,217
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	7,367	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(86)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,306,639	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	10,372
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	470,358	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(4,600)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,957,022	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	23,473
				USD-LIBOR	6.50% 30 year Fannie
					Mae pools

	2,099,998	—	1/12/40	5.00% (1 month	Synthetic MBX Index	5,626
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,798,793	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(523)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	21,797,253	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(254,039)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,375,398	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,030)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

Absolute Return 500 Fund	45

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$7,583,859	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$60,201
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

590,349	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(172)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

731,934	—	1/12/40	4.00% (1 month	Synthetic MBX Index	4,094
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

590,349	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(172)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

701,583	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,177)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

691,557	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(5,384)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

6,615,707	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	52,516
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,921,788	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,723)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,805,209	—	1/12/40	4.00% (1 month	Synthetic MBX Index	10,097
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

211,143	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(2,394)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

80,122	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(753)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

439,316	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	3,487
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

2,180,000	—	4/7/16	(2.63%)	USA Non Revised	(56,004)
				Consumer Price
				Index-Urban (CPI-U)

363,655	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(106)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,429,640	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,221)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

4,696,673	—	1/12/41	3.50% (1 month	Synthetic MBX Index	31,640
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

46	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$765,327	$—	1/12/41	3.50% (1 month	Synthetic MBX Index	$5,156
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

2,951,744	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(859)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

7,486,534	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	59,428
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,282,821	—	1/12/40	4.00% (1 month	Synthetic MBX Index	23,954
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,792,318	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	22,166
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

5,509,076	—	1/12/40	4.50% (1 month	Synthetic MBX Index	9,875
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

5,389,951	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(62,818)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

4,812,086	—	1/12/40	4.50% (1 month	Synthetic MBX Index	8,626
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

467,140	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,252
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,027,824	—	1/12/40	4.50% (1 month	Synthetic MBX Index	1,842
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

14,226,814	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(4,138)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

3,474,202	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(1,011)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

398,092	—	1/12/40	5.00% (1 month	Synthetic MBX Index	1,067
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,291,454	—	1/12/40	5.00% (1 month	Synthetic MBX Index	3,460
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

936,411	—	1/12/40	5.00% (1 month	Synthetic MBX Index	2,509
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

1,868,499	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	32,963
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	47

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC cont.
$269,094	$—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	$524
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

270,471	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	2,147
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

7,623,044	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	60,512
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

9,341,946	—	1/12/39	(6.00%) 1 month	Synthetic MBX Index	18,205
			USD-LIBOR	6.00% 30 year Fannie
				Mae pools

5,445,099	—	1/12/38	6.50% (1 month	Synthetic MBX Index	(43,223)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

6,672,793	—	1/12/39	6.00% (1 month	Synthetic MBX Index	(13,003)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,095,162	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	36,962
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

322,044	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	5,681
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

1,935,871	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	22,562
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,231,194	(5,290)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(2,719)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

615,682	(1,491)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(205)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

615,682	(2,646)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,360)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,585,572	25,766	1/12/41	4.50% (1 month	Synthetic TRS Index	(4,962)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,235,465	(4,536)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,775)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

3,208,586	(11,782)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(4,610)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

1,235,465	(4,536)	1/12/39	(5.50%) 1 month	Synthetic MBX Index	(1,775)
			USD-LIBOR	5.50% 30 year Fannie
				Mae pools

387,070	(3,992)	1/12/38	(6.50%) 1 month	Synthetic MBX Index	228
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

48	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Citibank, N.A.
	$1,436,909	$—	1/12/41	5.00% (1 month	Synthetic MBX Index	$(418)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	702,515	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(204)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	1,655,036	—	1/12/41	(3.50%) 1 month	Synthetic TRS Index	25,932
				USD-LIBOR	3.50% 30 year Fannie
					Mae pools

baskets	399	—	2/13/14	(3 month USD-	A basket	3,294,299
				LIBOR-BBA plus	(CGPUTQL2) of
				0.10%)	common stocks

baskets	335,188	—	3/21/14	(3 month USD-	A basket	(1,465,360)
				LIBOR-BBA minus	(CGPUTS15) of
				5.20%)	common stocks

units	9,197	—	2/13/14	3 month USD-	Russell 1000 Total	(2,121,401)
				LIBOR-BBA minus	Return Index
				0.15%

Credit Suisse International
	1,180,697	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(343)
				USD-LIBOR)	5.00% 30 year Fannie
					Mae pools

	103,141	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,202)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	704,417	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(8,210)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	1,224,411	21,810	1/12/41	4.50% (1 month	Synthetic TRS Index	(1,918)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

	1,585,572	27,252	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,475)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

Deutsche Bank AG
	1,540,877	—	1/12/34	(5.00%) 1 month	Synthetic TRS Index	15,217
				USD-LIBOR	5.00% 30 year Fannie
					Mae pools

Goldman Sachs International
	580,605	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,457)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	2,035,063	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(19,126)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

	1,570,101	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(14,756)
				USD-LIBOR)	6.50% 30 year Fannie
					Mae pools

Absolute Return 500 Fund	49

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$564,156	$—	1/12/39	6.00% (1 month	Synthetic TRS Index	$(4,392)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

5,551,279	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(43,216)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,240,000	—	3/1/16	2.47%	USA Non Revised	17,038
				Consumer Price
				Index-Urban (CPI-U)

930,000	—	3/3/16	2.45%	USA Non Revised	11,839
				Consumer Price
				Index-Urban (CPI-U)

2,764,442	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(25,980)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

103,707	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(1,209)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,559,701	—	1/12/41	5.00% (1 month	Synthetic MBX Index	(454)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

574,641	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(6,697)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

577,643	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(10,191)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,166,626	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(11,410)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,166,626	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(11,410)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

426,730	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(4,973)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

941,300	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,971)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,483,761	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(26,176)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

3,182,060	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(37,086)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,441,965	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(25,438)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

50	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$2,302,985	$—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	$18,281
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

865,093	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	6,867
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

1,540,877	—	1/12/34	5.00% (1 month	Synthetic TRS Index	(15,217)
			USD-LIBOR)	5.00% 30 year Fannie
				Mae pools

5,089,596	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(59,317)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,706,991	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(65,397)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,376,056	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(24,276)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

459,599	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(5,356)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

522,851	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(4,070)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,027,924	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(8,002)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

120,262	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(1,130)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

673,560	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(11,883)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,951,253	—	1/12/40	4.00% (1 month	Synthetic TRS Index	(22,126)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,080,558	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(8,412)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

645,546	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(5,026)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

2,161,116	—	1/12/39	6.00% (1 month	Synthetic TRS Index	(16,824)
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,214,766	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(21,430)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	51

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$445,688	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(4,189)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

4,042,321	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(47,112)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

217,616	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(2,536)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

3,154,698	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	25,042
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

290,860	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(2,734)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

446,006	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(4,192)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

147,979	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	1,175
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

394,556	—	1/12/38	(6.50%) 1 month	Synthetic MBX Index	3,132
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

977,003	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(11,387)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

432,785	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(4,067)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

865,571	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(8,135)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

586,339	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(5,510)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

1,383,899	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(16,129)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

847,794	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(9,881)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,625,316	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(18,943)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,207,653	—	1/12/41	4.00% (1 month	Synthetic TRS Index	(14,075)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

52	Absolute Return 500 Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International cont.
$334,664	$—	1/12/38	6.50% (1 month	Synthetic TRS Index	$(3,145)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,230,350	—	1/12/38	6.50% (1 month	Synthetic TRS Index	(20,961)
			USD-LIBOR)	6.50% 30 year Fannie
				Mae pools

2,799,491	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(27,381)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

2,758,730	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	32,152
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,808,648	—	1/12/42	4.00% (1 month	Synthetic TRS Index	(17,690)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,616,651	—	1/12/41	(4.50%) 1 month	Synthetic TRS Index	28,520
			USD-LIBOR	4.50% 30 year Fannie
				Mae pools

694,783	—	1/12/41	(4.00%) 1 month	Synthetic TRS Index	8,097
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

1,655,036	—	1/12/41	3.50% (1 month	Synthetic TRS Index	(25,932)
			USD-LIBOR)	3.50% 30 year Fannie
				Mae pools

4,020,109	(44,598)	1/12/38	(6.50%) 1 month	Synthetic TRS Index	1,130
			USD-LIBOR	6.50% 30 year Fannie
				Mae pools

4,022,464	43,996	1/12/39	6.00% (1 month	Synthetic TRS Index	5,339
			USD-LIBOR)	6.00% 30 year Fannie
				Mae pools

1,422,435	8,446	1/12/41	4.00% (1 month	Synthetic TRS Index	(10,172)
			USD-LIBOR)	4.00% 30 year Fannie
				Mae pools

1,421,603	19,103	1/12/41	4.50% (1 month	Synthetic TRS Index	(8,271)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

2,910,607	(17,282)	1/12/41	(4.00%) 1 month	Synthetic TRS Index	20,813
			USD-LIBOR	4.00% 30 year Fannie
				Mae pools

2,908,578	38,175	1/12/41	4.50% (1 month	Synthetic TRS Index	(17,830)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

1,585,572	27,003	1/12/41	4.50% (1 month	Synthetic TRS Index	(3,723)
			USD-LIBOR)	4.50% 30 year Fannie
				Mae pools

Absolute Return 500 Fund	53

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/13 (Unaudited) cont.

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

JPMorgan Chase Bank N.A.
	$1,454,170	$—	1/12/41	4.00% (1 month	Synthetic TRS Index	$(16,948)
				USD-LIBOR)	4.00% 30 year Fannie
					Mae pools

	2,136,423	—	1/12/41	4.50% (1 month	Synthetic TRS Index	(37,690)
				USD-LIBOR)	4.50% 30 year Fannie
					Mae pools

UBS AG
	86,306	—	5/22/13	3 month USD-	MSCI Emerging	351,701
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

	2,573	—	5/22/13	3 month USD-	MSCI Emerging	10,571
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

	3,495	—	5/22/13	3 month USD-	MSCI Emerging	14,359
				LIBOR-BBA plus	Markets TR Net USD
				0.25%

baskets	390,904	—	5/22/13	(3 month USD-	A basket	1,372,329
				LIBOR-BBA plus	(UBSEMBSK) of
				75 bp)	common stocks

Total						$896,554

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 4/30/13 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Bank of America N.A.
DJ CDX NA CMBX	BBB–/P	$8,798	$146,000	5/11/63	300 bp	$6,711
BBB Index

DJ CDX NA CMBX	BBB–/P	14,286	209,000	5/11/63	300 bp	11,297
BBB Index

DJ CDX NA CMBX	BBB–/P	18,088	293,000	5/11/63	300 bp	13,898
BBB Index

DJ CDX NA CMBX	BBB–/P	17,271	303,000	5/11/63	300 bp	12,938
BBB Index

Credit Suisse International
DJ CDX NA CMBX	BBB–/P	21,635	297,000	5/11/63	300 bp	17,388
BBB Index

DJ CDX NA CMBX	BBB–/P	32,878	429,000	5/11/63	300 bp	26,743
BBB Index

DJ CDX NA IG	BBB+/P	(307,531)	62,200,000	6/20/18	100 bp	518,001
Series 20 Index

Total						$606,976

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at April 30, 2013. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

54	Absolute Return 500 Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$5,755,116	$—	$—

Capital goods	8,468,396	—	—

Communication services	8,095,493	—	—

Conglomerates	15,919,429	—	—

Consumer cyclicals	36,843,459	—	—

Consumer staples	31,577,964	—	—

Energy	20,517,033	368,805	—

Financials	36,827,383	—	—

Health care	29,897,280	—	—

Technology	55,232,811	—	—

Transportation	5,033,589	—	—

Utilities and power	7,208,186	—	—

Total common stocks	261,376,139	368,805	—

Commodity linked notes	—	19,102,217	—

Corporate bonds and notes	—	109,508,420	—

Foreign government and agency bonds and notes	—	6,789,993	—

Investment companies	735,480	—	—

Mortgage-backed securities	—	100,961,185	—

Purchased equity options outstanding	—	1,361,775	—

Senior loans	—	73,475,723	—

U.S. government and agency mortgage obligations	—	159,908,933	—

U.S. treasury obligations	—	130,521	—

Short-term investments	134,257,214	162,965,162	—

Totals by level	$396,368,833	$634,572,734	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$1,064,245	$—

Futures contracts	3,943,824	—	—

Written equity options outstanding	—	(1,640,506)	—

Forward premium swap option contracts	—	(144,802)	—

TBA sale commitments	—	(71,210,311)	—

Interest rate swap contracts	—	(262,216)	—

Total return swap contracts	—	774,597	—

Credit default contracts	—	801,551	—

Totals by level	$3,943,824	$(70,617,442)	$—

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	55

Statement of assets and liabilities 4/30/13 (Unaudited)

ASSETS

Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $864,117,077)	$913,944,353
Affiliated issuers (identified cost $116,997,214) (Notes 1 and 6)	116,997,214

Cash	1,048,961

Foreign currency (cost $177,250) (Note 1)	179,985

Dividends, interest and other receivables	3,415,303

Receivable for shares of the fund sold	4,570,866

Receivable for investments sold	520,889

Receivable for sales of delayed delivery securities (Note 1)	70,764,107

Receivable for variation margin (Note 1)	226,041

Unrealized appreciation on forward premium swap option contracts (Note 1)	160,404

Unrealized appreciation on forward currency contracts (Note 1)	2,243,235

Unrealized appreciation on OTC swap contracts (Note 1)	10,447,297

Premium paid on OTC swap contracts (Note 1)	1,348,524

Total assets	1,125,867,179

LIABILITIES

Payable for investments purchased	7,389,140

Payable for purchases of delayed delivery securities (Note 1)	157,885,552

Payable for shares of the fund repurchased	3,563,077

Payable for compensation of Manager (Note 2)	473,125

Payable for custodian fees (Note 2)	26,924

Payable for investor servicing fees (Note 2)	79,332

Payable for Trustee compensation and expenses (Note 2)	52,650

Payable for administrative services (Note 2)	1,546

Payable for distribution fees (Note 2)	269,901

Unrealized depreciation on OTC swap contracts (Note 1)	9,707,091

Premium received on OTC swap contracts (Note 1)	774,798

Unrealized depreciation on forward currency contracts (Note 1)	1,178,990

Unrealized depreciation on forward premium swap option contracts (Note 1)	305,206

Written options outstanding, at value (premiums $816,057) (Notes 1 and 3)	1,640,506

TBA sale commitments, at value (proceeds receivable $70,692,774) (Note 1)	71,210,311

Collateral on certain derivative contracts, at value (Note 1)	17,390,521

Other accrued expenses	130,586

Total liabilities	272,079,256

Net assets	$853,787,923

REPRESENTED BY

Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$792,390,249

Undistributed net investment income (Note 1)	4,896,393

Accumulated net realized gain on investments and foreign currency transactions (Note 1)	2,440,293

Net unrealized appreciation of investments and assets and liabilities in foreign currencies	54,060,988

Total — Representing net assets applicable to capital shares outstanding	$853,787,923

(Continued on next page)

56	Absolute Return 500 Fund

Statement of assets and liabilities (Continued)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE

Net asset value and redemption price per class A share ($389,246,047 divided by 33,580,539 shares)	$11.59

Offering price per class A share (100/94.25 of $11.59)*	$12.30

Net asset value and offering price per class B share ($38,636,087 divided by 3,367,581 shares)**	$11.47

Net asset value and offering price per class C share ($188,559,222 divided by 16,456,844 shares)**	$11.46

Net asset value and redemption price per class M share ($7,471,752 divided by 649,102 shares)	$11.51

Offering price per class M share (100/96.50 of $11.51)*	$11.93

Net asset value, offering price and redemption price per class R share
($1,789,635 divided by 155,218 shares)	$11.53

Net asset value, offering price and redemption price per class R5 share
($10,517 divided by 902 shares) †	$11.65

Net asset value, offering price and redemption price per class R6 share
($4,697,851 divided by 403,001 shares)	$11.66

Net asset value, offering price and redemption price per class Y share
($223,376,812 divided by 19,203,018 shares)	$11.63

* On single retail sales of less than $50,000. On sales of $50,000 or more the offering price is reduced.

** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

† Net asset value may not recalculate due to rounding of fractional shares.

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	57

Statement of operations Six months ended 4/30/13 (Unaudited)

INVESTMENT INCOME

Interest (net of foreign tax of $13,877) (including interest income of $40,725 from investments
in affiliated issuers) (Note 6)	$9,025,666

Dividends (net of foreign tax of $20,101)	3,212,736

Total investment income	12,238,402

EXPENSES

Compensation of Manager (Note 2)	2,855,431

Investor servicing fees (Note 2)	560,891

Custodian fees (Note 2)	41,988

Trustee compensation and expenses (Note 2)	40,200

Distribution fees (Note 2)	1,612,522

Administrative services (Note 2)	15,105

Other	155,833

Fees waived and reimbursed by Manager (Note 2)	(118,175)

Total expenses	5,163,795

Expense reduction (Note 2)	(8,955)

Net expenses	5,154,840

Net investment income	7,083,562

Net realized gain on investments (Notes 1 and 3)	9,147,592

Net realized loss on swap contracts (Note 1)	(3,140,493)

Net realized loss on futures contracts (Note 1)	(620,358)

Net realized gain on foreign currency transactions (Note 1)	4,273,897

Net realized loss on written options (Notes 1 and 3)	(1,030,177)

Net unrealized appreciation of assets and liabilities in foreign currencies during the period	909,023

Net unrealized appreciation of investments, futures contracts, swap contracts, written options,
and TBA sale commitments during the period	7,460,683

Net gain on investments	17,000,167

Net increase in net assets resulting from operations	$24,083,729

The accompanying notes are an integral part of these financial statements.

58	Absolute Return 500 Fund

Statement of changes in net assets

INCREASE IN NET ASSETS	Six months ended 4/30/13*	Year ended 10/31/12

Operations:
Net investment income	$7,083,562	$12,453,430

Net realized gain (loss) on investments
and foreign currency transactions	8,630,461	(2,594,124)

Net unrealized appreciation of investments and assets
and liabilities in foreign currencies	8,369,706	46,445,072

Net increase in net assets resulting from operations	24,083,729	56,304,378

Distributions to shareholders (Note 1):
From ordinary income
Net investment income

Class A	(2,331,908)	(12,281,857)

Class B	—	(780,437)

Class C	—	(4,306,052)

Class M	(12,537)	(194,367)

Class R	(7,312)	(39,758)

Class R5	(72)	—

Class R6	(76)	—

Class Y	(1,954,082)	(6,202,628)

Increase (decrease) from capital share transactions (Note 4)	5,424,932	(32,057,477)

Total increase in net assets	25,202,674	441,802

NET ASSETS

Beginning of period	828,585,249	828,143,447

End of period (including undistributed net investment
income of $4,896,393 and $2,118,818, respectively)	$853,787,923	$828,585,249

* Unaudited

The accompanying notes are an integral part of these financial statements.

Absolute Return 500 Fund	59

Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:						RATIOS AND SUPPLEMENTAL DATA:

												Ratio	Ratio
			Net realized			From						of expenses	of net investment
	Net asset value,		and unrealized	Total from	From	net realized				Total return	Net assets,	to average	income (loss)	Portfolio
	beginning	Net investment	gain (loss)	investment	net investment	gain	Total	Redemption	Net asset value,	at net asset	end of period	net assets	to average	turnover
Period ended	of period	income (loss) [a]	on investments	operations	income	on investments	distributions	fees	end of period	value (%) [b]	(in thousands)	(%) [c,d]	net assets (%) [d]	(%)

Class A
April 30, 2013 **	$11.33	.10	.23	.33	(.07)	—	(.07)	—	$11.59	2.94 *	$389,246	.55 *	.91 *	103 *[f]
October 31, 2012	10.89	.18	.59	.77	(.33)	—	(.33)	—	11.33	7.25	376,219	1.14	1.67	150 [f]
October 31, 2011	10.93	.29	(.05)	.24	(.23)	(.05)	(.28)	—	10.89	2.21	411,424	1.16	2.68	144 [f]
October 31, 2010	10.78	.30	.04	.34	(.11)	(.08)	(.19)	— [e]	10.93	3.19	325,723	1.47	2.73	240 [f]
October 31, 2009†	10.00	.21	.57	.78	—	—	—	— [e]	10.78	7.80 *	115,989	1.28 *	1.96 *	63 *

Class B
April 30, 2013 **	$11.18	.06	.23	.29	—	—	—	—	$11.47	2.59 *	$38,636	.92 *	.54 *	103 *[f]
October 31, 2012	10.75	.10	.58	.68	(.25)	—	(.25)	—	11.18	6.47	37,009	1.89	.91	150 [f]
October 31, 2011	10.81	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.75	1.44	33,914	1.91	1.94	144 [f]
October 31, 2010	10.71	.21	.05	.26	(.08)	(.08)	(.16)	— [e]	10.81	2.37	27,263	2.22	1.97	240 [f]
October 31, 2009†	10.00	.16	.55	.71	—	—	—	— [e]	10.71	7.10 *	12,283	1.92 *	1.48 *	63 *

Class C
April 30, 2013 **	$11.17	.06	.23	.29	—	—	—	—	$11.46	2.60 *	$188,559	.92 *	.54 *	103 *[f]
October 31, 2012	10.74	.10	.58	.68	(.25)	—	(.25)	—	11.17	6.52	185,116	1.89	.91	150 [f]
October 31, 2011	10.80	.21	(.05)	.16	(.17)	(.05)	(.22)	—	10.74	1.45	184,129	1.91	1.91	144 [f]
October 31, 2010	10.72	.21	.04	.25	(.09)	(.08)	(.17)	— [e]	10.80	2.30	136,725	2.22	1.98	240 [f]
October 31, 2009†	10.00	.17	.55	.72	—	—	—	— [e]	10.72	7.20 *	42,453	1.92 *	1.59 *	63 *

Class M
April 30, 2013 **	$11.23	.07	.23	.30	(.02)	—	(.02)	—	$11.51	2.66 *	$7,472	.80 *	.66 *	103 *[f]
October 31, 2012	10.80	.13	.58	.71	(.28)	—	(.28)	—	11.23	6.72	7,554	1.64	1.16	150 [f]
October 31, 2011	10.84	.24	(.05)	.19	(.18)	(.05)	(.23)	—	10.80	1.75	7,650	1.66	2.18	144 [f]
October 31, 2010	10.73	.24	.05	.29	(.10)	(.08)	(.18)	— [e]	10.84	2.69	6,270	1.97	2.22	240 [f]
October 31, 2009†	10.00	.20	.53	.73	—	—	—	— [e]	10.73	7.30 *	2,164	1.71 *	1.83 *	63 *

Class R
April 30, 2013 **	$11.26	.09	.23	.32	(.05)	—	(.05)	—	$11.53	2.83 *	$1,790	.67 *	.79 *	103 *[f]
October 31, 2012	10.83	.15	.58	.73	(.30)	—	(.30)	—	11.26	6.96	1,812	1.39	1.40	150 [f]
October 31, 2011	10.88	.26	(.05)	.21	(.21)	(.05)	(.26)	—	10.83	1.95	1,432	1.41	2.41	144 [f]
October 31, 2010	10.76	.27	.04	.31	(.11)	(.08)	(.19)	— [e]	10.88	2.91	979	1.72	2.47	240 [f]
October 31, 2009†	10.00	.22	.54	.76	—	—	—	— [e]	10.76	7.60 *	239	1.49 *	2.01 *	63 *

Class R5
April 30, 2013 **	$11.38	.12	.23	.35	(.08)	—	(.08)	—	$11.65	3.10 *	$11	.42 *	1.06 *	103 *[f]
October 31, 2012‡	11.16	.07	.15	.22	—	—	—	—	11.38	1.97 *	10	.29 *	.60 *	150 [f]

Class R6
April 30, 2013 **	$11.38	.08 [g]	.29	.37	(.09)	—	(.09)	—	$11.66	3.24 *	$4,698	.40 *	.65 * [g]	103 *[f]
October 31, 2012‡	11.16	.07	.15	.22	—	—	—	—	11.38	1.97 *	10	.28 *	.62 *	150 [f]

Class Y
April 30, 2013 **	$11.38	.12	.23	.35	(.10)	—	(.10)	—	$11.63	3.10 *	$223,377	.42 *	1.04 *	103 *[f]
October 31, 2012	10.94	.21	.58	.79	(.35)	—	(.35)	—	11.38	7.48	220,855.89		1.91	150 [f]
October 31, 2011	10.97	.32	(.05)	.27	(.25)	(.05)	(.30)	—	10.94	2.49	189,594.91		2.93	144 [f]
October 31, 2010	10.81	.32	.05	.37	(.13)	(.08)	(.21)	— [e]	10.97	3.40	152,292	1.22	2.97	240 [f]
October 31, 2009†	10.00	.27	.54	.81	—	—	—	— [e]	10.81	8.10 *	67,250	1.06 *	2.45 *	63 *

See notes to financial highlights at the end of this section.

The accompanying notes are an integral part of these financial statements.

60	Absolute Return 500 Fund	Absolute Return 500 Fund	61

Financial highlights (Continued)

* Not annualized.

** Unaudited.

† For the period December 23, 2008 (commencement of operations) to October 31, 2009.

‡ For the period July 3, 2012 (commencement of operations) to October 31, 2012.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

c Includes amounts paid through expense offset arrangements and/or brokerage/service arrangements (Note 2).

d Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of each class reflect a reduction of the following amounts as a percentage of average net assets (Note 2):

	4/30/13	10/31/12	10/31/11	10/31/10	10/31/09

Class A	0.01%	0.09%	0.12%	0.02%	0.33%

Class B	0.01	0.09	0.12	0.02	0.33

Class C	0.01	0.09	0.12	0.02	0.33

Class M	0.01	0.09	0.12	0.02	0.33

Class R	0.01	0.09	0.12	0.02	0.33

Class R5	0.03	0.02	—	—	—

Class R6	—	—	—	—	—

Class Y	0.01	0.09	0.12	0.02	0.33

e Amount represents less than $0.01 per share.

f Portfolio turnover excludes TBA purchase and sale transactions.

g The net investment income ratio and per share amount shown for the period ending April 30, 2013 may notcorrespond with the expected class specific differences for the period due to the timing of subscriptions into the class.

The accompanying notes are an integral part of these financial statements.

62	Absolute Return 500 Fund

Notes to financial statements 4/30/13 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from November 1, 2012 through April 30, 2013.

Putnam Absolute Return 500 Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The fund seeks to earn a positive total return that exceeds the rate of inflation by 500 basis points (or 5.00%) on an annualized basis over a reasonable period of time (generally at least three years or more) regardless of market conditions. The fund is designed to pursue a consistent absolute return by combining two independent investment strategies — a beta strategy, which provides broad exposure to investment markets, and an alpha strategy, which seeks returns from active trading. The beta strategy seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including U.S., international, and emerging markets equity securities (growth or value stocks or both) and fixed-income securities; mortgage-and asset-backed securities; high yield securities (sometimes referred to as “junk bonds”); inflation-protected securities; commodities; and real estate investment trusts. The alpha strategy involves the potential use of active trading strategies designed to provide additional total return through active security selection, tactical asset allocation, currency transactions and options transactions. In pursuing a consistent absolute return, the fund’s strategies are also generally intended to produce lower volatility over a reasonable period of time than has been historically associated with traditional asset classes that have earned similar levels of return over long historical periods. These traditional asset classes might include, for example, balanced portfolios with significant exposure to both stocks and bonds. Putnam Management may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell equity investments, and, among other factors, credit, interest rate and prepayment risks when deciding whether to buy or sell fixed-income investments. Putnam Management may also take into account general market conditions when making investment decisions. Putnam Management typically uses derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, to a significant extent for hedging purposes and to increase the fund’s exposure to the asset classes and strategies mentioned above, which may create investment leverage.

The fund offers class A, class B, class C, class M, class R, class R5, class R6 and class Y shares. Class A and class M shares are sold with a maximum front-end sales charge of 5.75% and 3.50%, respectively, and generally do not pay a contingent deferred sales charge. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase. Class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class R shares, which are not available to all investors, are sold at net asset value. The expenses for class A, class B, class C, class M and class R shares may differ based on the distribution fee of each class, which is identified in Note 2. Class R5, class R6 and class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C, class M and class R shares, but do not bear a distribution fee and in the case of class R5 and class R6 shares, bear a lower investor servicing fee, which is identified in Note 2. Class R5, class R6 and class Y shares are not available to all investors.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

Note 1: Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Absolute Return 500 Fund	63

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain. All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

64	Absolute Return 500 Fund

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio and to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers. Forward premium swap option contracts include premiums that do not settle until the expiration date of the contract. The delayed settlement of the premiums are factored into the daily valuation of the option contracts.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Futures contracts The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Absolute Return 500 Fund	65

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average number of contracts, see Note 5.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average contract amount, see Note 5.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.

An OTC interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin on the Statement of assets and liabilities. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of mark to market margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount see Note 5.

Total return swap contracts The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation

66	Absolute Return 500 Fund

of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Credit default contracts The fund entered into OTC credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.

In an OTC credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The OTC credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant OTC credit default contract.

OTC credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio. For the fund’s average notional amount, see Note 5.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,492,220 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,631,399 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $582,709.

Absolute Return 500 Fund	67

TBA purchase commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Line of credit The fund participates, along with other Putnam funds, in a $315 million unsecured committed line of credit and a $185 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to the Federal Funds rate plus 1.25% for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.02% of the committed line of credit and $50,000 for the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.11% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some

68	Absolute Return 500 Fund

cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

At October 31, 2012, the fund had a capital loss carryover of $5,543,042 available to the extent allowed by the Code to offset future net capital gain, if any. The amounts of the carryovers and the expiration dates are:

Loss carryover

Short-term	Long-term	Total	Expiration

$536,790	$4,639,660	$5,176,450	*

366,592	N/A	366,592	October 31, 2019

* Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred will be required to be utilized prior to the losses incurred in pre-enactment tax years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The aggregate identified cost on a tax basis is $981,671,758, resulting in gross unrealized appreciation and depreciation of $64,122,990 and $14,853,181, respectively, or net unrealized appreciation of $49,269,809.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Note 2: Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (base fee) (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of most open-end funds, as defined in the fund’s management contract, sponsored by Putnam Management. Such annual rates may vary as follows:

0.880%	of the first $5 billion,	0.680%	of the next $50 billion,

0.830%	of the next $5 billion,	0.660%	of the next $50 billion,

0.780%	of the next $10 billion,	0.650%	of the next $100 billion and

0.730%	of the next $10 billion,	0.645%	of any excess thereafter.

Commencing with the fund’s thirteenth whole calendar month of operation (January 2010), the applicable base fee was increased or decreased for each month by an amount based on the performance of the fund. The amount of the increase or decrease is calculated monthly based on a performance adjustment rate that is equal to 0.04 multiplied by the difference between the fund’s annualized performance (measured by the fund’s class A shares) and the annualized performance of the Bank of America Merrill Lynch U.S. Treasury Bill Index plus 5.00% over the performance period. The maximum annualized performance adjustment rate is +/– 0.20%. The performance period is the thirty-six month period then ended or, if the fund has not then operated for thirty-six whole calendar months, the period from the date the fund commenced operations to the end of the month for which the fee adjustment is being computed. Each month, the performance adjustment rate is multiplied by the fund’s average net assets over the performance period and the result is divided by twelve. The resulting dollar amount is added to, or subtracted from, the base fee for that month. The monthly base fee is determined based on the fund’s average

Absolute Return 500 Fund	69

net assets for the month, while the performance adjustment is determined based on the fund’s average net assets over the performance period of up to thirty-six months. This means it is possible that, if the fund underperforms significantly over the performance period, and the fund’s assets have declined significantly over that period, the negative performance adjustment may exceed the base fee. In this event, Putnam Management would make a payment to the fund.

Because the performance adjustment is based on the fund’s performance relative to its applicable benchmark index, and not its absolute performance, the performance adjustment could increase Putnam Management’s fee even if the fund’s shares lose value during the performance period provided that the fund outperformed its benchmark index, and could decrease Putnam Management’s fee even if the fund’s shares increase in value during the performance period provided that the fund underperformed its benchmark index.

For the reporting period, the base fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.363% of the fund’s average net assets before a decrease of $186,542 (0.022% of the fund’s average net assets) based on performance.

Putnam Management has agreed to limit the fund’s total expenses through June 30, 2014, to the extent that the total expenses of the fund (before performance adjustments to the fund’s management fee and excluding brokerage, interest, taxes, investment related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s distribution plans) will not exceed an annual rate of 0.90% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $118,175 as a result of this limit.

Putnam Management has also contractually agreed, through June 30, 2013, to waive fees or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

The Putnam Advisory Company, LLC (PAC), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. received fees for investor servicing (except for Class R5 and R6 shares) based on the fund’s retail asset level, the number of shareholder accounts in the fund and the level of defined contribution plan assets in the fund. Class R5 shares pay a monthly fee based on the average net assets of class R5 shares at an annual rate of 0.15%. Class R6 shares pay a monthly fee based on the average net assets of class R6 shares at an annual rate of 0.05%. Investor servicing fees will not exceed an annual rate of 0.32% of the fund’s average net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class A	$254,250	Class R5	8

Class B	25,230	Class R6	195

Class C	125,001	Class Y	149,958

Class M	5,077	Total	$560,891

Class R	1,172

70	Absolute Return 500 Fund

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the reporting period, the fund’s expenses were reduced by $598 under the expense offset arrangements and by $8,357 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $614, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted distribution plans (the Plans) with respect to its class A, class B, class C, class M and class R shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35%, 1.00%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00%, 0.75% and 0.50% of the average net assets attributable to class A, class B, class C, class M and class R shares, respectively. During the reporting period, the class specific expenses related to distribution fees were as follows:

Class A	$469,718	Class M	28,056

Class B	186,620	Class R	4,318

Class C	923,810	Total	$1,612,522

For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received net commissions of $73,310 and $2,366 from the sale of class A and class M shares, respectively, and received $18,506 and $4,353 in contingent deferred sales charges from redemptions of class B and class C shares, respectively.

A deferred sales charge of up to 1.00% and 0.65% is assessed on certain redemptions of class A and class M shares, respectively. For the reporting period, Putnam Retail Management Limited Partnership, acting as underwriter, received $30 and no monies on class A and class M redemptions, respectively.

Note 3: Purchases and sales of securities

During the reporting period, cost of purchases and proceeds from sales of investment securities other than short-term investments and TBA transactions aggregated $622,763,891 and $603,649,965, respectively. There were no purchases or proceeds from sales of long-term U.S. government securities.

Absolute Return 500 Fund	71

Written option transactions during the reporting period are summarized as follows:

	Written swap		Written equity
	option contract	Written swap	option contract	Written equity
	amounts	option premiums	amounts	option premiums

Written options outstanding at
the beginning of the reporting
period	$15,838,000	$304,882	2,339,222	$3,247,125

Options opened	159,873,000	—	6,463,918	3,265,097
Options exercised	(12,058,000)	—	—	—
Options expired	—	—	(3,626,105)	(3,073,941)
Options closed	(155,925,000)	(304,882)	(3,615,284)	(2,622,224)

Written options outstanding at
the end of the reporting period	$7,728,000	$—	1,561,751	$816,057

Note 4: Capital shares

At the close of the reporting period, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

	Six months ended 4/30/13		Year ended 10/31/12

Class A	Shares	Amount	Shares	Amount

Shares sold	6,072,057	$69,041,218	9,142,486	$100,772,649

Shares issued in connection with
reinvestment of distributions	189,656	2,120,350	1,049,067	11,046,680

	6,261,713	71,161,568	10,191,553	111,819,329

Shares repurchased	(5,891,580)	(67,004,368)	(14,770,433)	(161,904,528)

Net increase (decrease)	370,133	$4,157,200	(4,578,880)	$(50,085,199)

	Six months ended 4/30/13		Year ended 10/31/12

Class B	Shares	Amount	Shares	Amount

Shares sold	310,634	$3,496,684	622,062	$6,798,321

Shares issued in connection with
reinvestment of distributions	—	—	67,114	702,014

	310,634	3,496,684	689,176	7,500,335

Shares repurchased	(252,134)	(2,839,686)	(533,534)	(5,809,133)

Net increase	58,500	$656,998	155,642	$1,691,202

	Six months ended 4/30/13		Year ended 10/31/12

Class C	Shares	Amount	Shares	Amount

Shares sold	1,875,933	$21,057,644	3,645,259	$39,732,342

Shares issued in connection with
reinvestment of distributions	—	—	347,482	3,627,711

	1,875,933	21,057,644	3,992,741	43,360,053

Shares repurchased	(1,992,449)	(22,398,818)	(4,556,105)	(49,519,806)

Net decrease	(116,516)	$(1,341,174)	(563,364)	$(6,159,753)

72	Absolute Return 500 Fund

	Six months ended 4/30/13		Year ended 10/31/12

Class M	Shares	Amount	Shares	Amount

Shares sold	92,810	$1,045,751	123,669	$1,358,249

Shares issued in connection with
reinvestment of distributions	1,124	12,494	18,394	192,588

	93,934	1,058,245	142,063	1,550,837

Shares repurchased	(117,744)	(1,328,349)	(177,781)	(1,947,794)

Net decrease	(23,810)	$(270,104)	(35,718)	$(396,957)

	Six months ended 4/30/13		Year ended 10/31/12

Class R	Shares	Amount	Shares	Amount

Shares sold	30,523	$343,758	64,873	$712,493

Shares issued in connection with
reinvestment of distributions	657	7,312	3,794	39,758

	31,180	351,070	68,667	752,251

Shares repurchased	(36,900)	(414,489)	(40,035)	(434,000)

Net increase (decrease)	(5,720)	$(63,419)	28,632	$318,251

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R5	Shares	Amount	Shares	Amount

Shares sold	—	$—	896	$10,000

Shares issued in connection with
reinvestment of distributions	6	72	—	—

	6	72	896	10,000

Shares repurchased	—	—	—	—

Net increase	6	$72	896	$10,000

			For the period 7/3/12
			(commencement of operations)
	Six months ended 4/30/13		to 10/31/12

Class R6	Shares	Amount	Shares	Amount

Shares sold	402,150	$4,672,952	896	$10,000

Shares issued in connection with
reinvestment of distributions	7	76	—	—

	402,157	4,673,028	896	10,000

Shares repurchased	(52)	(601)	—	—

Net increase	402,105	$4,672,427	896	$10,000

	Six months ended 4/30/13		Year ended 10/31/12

Class Y	Shares	Amount	Shares	Amount

Shares sold	5,260,791	$60,144,146	10,459,621	$115,043,276

Shares issued in connection with
reinvestment of distributions	133,162	1,492,750	435,403	4,593,504

	5,393,953	61,636,896	10,895,024	119,636,780

Shares repurchased	(5,592,415)	(64,023,964)	(8,827,003)	(97,081,801)

Net increase (decrease)	(198,462)	$(2,387,068)	2,068,021	$22,554,979

Absolute Return 500 Fund	73

At the close of the reporting period, Putnam Investments, LLC owned the following class shares of the fund:

	Shares owned	Percentage of ownership	Value

Class R5	902	100%	$10,517

Class R6	903	0.2%	$10,529

Note 5: Summary of derivative activity

The average volume of activity for the reporting period for any derivative type that was held during the period is listed below and was as follows:

Purchased equity option contracts (number of contracts)	1,400,000

Purchased swap option contracts (contract amount)	$126,700,000

Written equity option contracts (number of contracts)	1,800,000

Written swap option contracts (contract amount)	$60,500,000

Futures contracts (number of contracts)	3,000

Forward currency contracts (contract amount)	$356,900,000

OTC interest rate swap contracts (notional)	$627,500,000

Centrally cleared interest rate swap contracts (notional)	$870,000

OTC total return swap contracts (notional)	$784,300,000

OTC credit default swap contracts (notional)	$70,700,000

The following is a summary of the market values of derivative instruments as of the close of the reporting period:

Market values of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives

Derivatives not
accounted for as	Statement of		Statement of
hedging instruments	assets and		assets and
under ASC 815	liabilities location	Market value	liabilities location	Market value

Credit contracts	Receivables	$825,532	Payables	$23,981

Foreign exchange
contracts	Receivables	2,243,235	Payables	1,178,990

Investments,
	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Equity contracts	appreciation	11,325,169*	depreciation	8,725,004*

Investments,
	Receivables,		Payables,
	Net assets —		Net assets —
	Unrealized		Unrealized
Interest rate contracts	appreciation	5,345,395*	depreciation	3,912,888*

Total		$19,739,331		$13,840,863

* Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

74	Absolute Return 500 Fund

The following is a summary of realized and change in unrealized gains or losses of derivative instruments on the Statement of operations for the reporting period (see Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$(1,015,309)	$(1,015,309)

Foreign exchange
contracts	—	—	4,179,021	—	4,179,021

Equity contracts	(6,041,204)	3,793,273	—	(2,741,421)	(4,989,352)

Interest rate contracts	(1,113,739)	(4,413,631)	—	616,237	(4,911,133)

Total	$(7,154,943)	$(620,358)	$4,179,021	$(3,140,493)	$(6,736,773)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted			Forward
for as hedging instruments			currency
under ASC 815	Options	Futures	contracts	Swaps	Total

Credit contracts	$—	$—	$—	$2,141,466	$2,141,466

Foreign exchange
contracts	—	—	901,040	—	901,040

Equity contracts	(4,077,639)	848,804	—	811,070	(2,417,765)

Interest rate contracts	785,956	3,706,877	—	(2,148,296)	2,344,537

Total	$(3,291,683)	$4,555,681	$901,040	$804,240	$2,969,278

Note 6: Transactions with affiliated issuers

Transactions during the reporting period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership or control, were as follows:

	Market value at				Market value
	the beginning				at the end of
	of the reporting			Investment	the reporting
Name of affiliate	period	Purchase cost	Sale proceeds	income	period

Putnam Money Market
Liquidity Fund*	$92,324,710	$78,124,297	$170,449,007	$30,970	$—

Putnam Short Term
Investment Fund*	—	171,828,163	54,830,949	9,755	116,997,214

Totals	$92,324,710	$249,952,460	$225,279,956	$40,725	$116,997,214

* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.

Note 7: Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Absolute Return 500 Fund	75

Note 8: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

Note 9: New accounting pronouncement

In January 2013, ASU 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities,” amended ASU No. 2011-11, “Disclosures about Offsetting Assets and Liabilities.” The ASUs create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. Putnam Management is currently evaluating the application of ASUs 2013-01 and 2011-11 and their impact, if any, on the fund’s financial statements.

76	Absolute Return 500 Fund

Fund information

Founded over 75 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We manage over 100 funds across income, value, blend, growth, asset allocation, absolute return, and global sector categories.

Investment Manager	Trustees	Robert T. Burns
Putnam Investment	Jameson A. Baxter, Chair	Vice President and
Management, LLC	Liaquat Ahamed	Chief Legal Officer
One Post Office Square	Ravi Akhoury
Boston, MA 02109	Barbara M. Baumann	Robert R. Leveille
	Charles B. Curtis	Vice President and
Investment Sub-Manager	Robert J. Darretta	Chief Compliance Officer
Putnam Investments Limited	Katinka Domotorffy
57–59 St James’s Street	John A. Hill	Michael J. Higgins
London, England SW1A 1LD	Paul L. Joskow	Vice President and Treasurer
Elizabeth T. Kennan
Investment Sub-Advisor	Kenneth R. Leibler	Janet C. Smith
The Putnam Advisory	Robert E. Patterson	Vice President,
Company, LLC	George Putnam, III	Principal Accounting Officer,
One Post Office Square	Robert L. Reynolds	and Assistant Treasurer
Boston, MA 02109	W. Thomas Stephens
Susan G. Malloy
Marketing Services	Officers	Vice President and
Putnam Retail Management	Robert L. Reynolds	Assistant Treasurer
One Post Office Square	President
Boston, MA 02109		James P. Pappas
	Jonathan S. Horwitz	Vice President
Custodian	Executive Vice President,
State Street Bank	Principal Executive Officer, and	Mark C. Trenchard
and Trust Company	Compliance Liaison	Vice President and
BSA Compliance Officer
Legal Counsel	Steven D. Krichmar
Ropes & Gray LLP	Vice President and	Nancy E. Florek
	Principal Financial Officer	Vice President, Proxy
Manager, Assistant Clerk, and
Associate Treasurer

This report is for the information of shareholders of Putnam Absolute Return 500 Fund®. It may also be used as sales literature when preceded or accompanied by the current prospectus, the most recent copy of Putnam’s Quarterly Performance Summary, and Putnam’s Quarterly Ranking Summary. For more recent performance, please visit putnam.com. Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus or summary prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

1937 75 YEARS 2012

A BALANCED APPROACH

Since 1937, when George Putnam created a diverse mix of stocks and bonds in a single, professionally managed portfolio, Putnam has championed the balanced approach.

A WORLD OF INVESTING

Today, we offer investors a world of equity, fixed-income, multi-asset, and absolute-return portfolios to suit a range of financial goals.

A COMMITMENT TO EXCELLENCE

Our portfolio managers seek superior results over time, backed by original, fundamental research on a global scale. We believe in the value of experienced financial advice, in providing exemplary service, and in putting clients first in all we do.

Putnam INVESTMENTS

One Post Office Square
Boston, MA 02109

putnam.com

1-800-225-1581

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SA110
281430 6/13

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

Putnam Funds Trust

By (Signature and Title):

/s/Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: June 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: June 27, 2013

By (Signature and Title):

/s/Steven D. Krichmar Steven D. Krichmar Principal Financial Officer

Date: June 27, 2013